UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

PEAR TREE FUNDS
Pear Tree Polaris Foreign Value Small Cap Fund
55 Old Bedford Road
Lincoln, MA 01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end:                                           MARCH 31

Date of reporting period:                                           JULY 1, 2011 – JUNE 30, 2012

VOTE SUMMARY REPORT
July 1st, 2011 - June 30th, 2012
Pear Tree Polaris Foreign Value Small Cap Fund

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	01-Jul-2011	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	01-Jul-2011	1	Election of new members of the Board of Directors and the finance committee, as a result of the resignation of councilors	Management	For	For
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	01-Jul-2011		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU	Non-Voting
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	01-Jul-2011
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	13-Jul-2011	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110526/LTN20110526455.pdf	Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	13-Jul-2011	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	13-Jul-2011	1
To consider and approve the appointment of Deloitte Touche Tohmatsu CPA Ltd. and Deloitte Touche Tohmatsu as the auditors of the Company for the year 2011 undertaking the role of PRC auditor and international auditor respectively and to authorize the Board to fix their remunerations
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	1
To receive, consider and adopt the Bank's Audited Balance Sheet as at 31st March, 2011 and the Profit & Loss Account for the year ended on that date together with the reports of the Board of Directors and Auditors thereon
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	2	To declare a dividend	Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	3
To appoint Statutory Central Auditors for the year 2011-12 and to authorise the Board to fix their remuneration. The present Statutory Central Auditors, M/s. Deloitte Haskins & Sells, Chartered Accountants, Chennai, retire at this Annual General Meeting and are not eligible for re-appointment, as they have completed continuous 4 years of Statutory Audit. Pursuant to an application made to Reserve Bank of India (RBI) vide its letter No. DBS.ARS.No.16057/08.21:005/2010-11 dated May 18, 2011, RBI has approved the appointment of M/s. S R Batliboi & Associates, Chartered Accountants, as the Statutory Central Auditors. As appointment of the above audit firm is being made in the place of retiring auditors due to RBI's regulatory requirement applicable to banking companies, the provisions of Section 225 of the Companies Act, CONTD
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD 1956 do not apply. The Board of Directors recommends their appointment.-While placing a resolution seeking your approval for the appointment of the-above audit firm, the Board seeks your mandate in terms of Section 224(8) of-the Companies Act, 1956 to fix the remuneration payable to the said audit-firm
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	4
To appoint a Director in the place of Sri Jose Alapatt (Director in the Minority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	5
To appoint a Director in the place of Sri Mathew L. Chakola (Director in the Minority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	6
Resolved that Sri K. Thomas Jacob, "Kalappilayil, Krishna Gardens, Golf Links Road, Kowdiar, Trivandrum - 695 003", be and is hereby appointed a director in the Majority Sector, whose period of office is liable for determination by retirement of directors by rotation
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	7
Resolved that Sri H. Suresh Prabhu, " Door No. 4-5-34A, Main Road, Opp. Gayathri Digital Palace, Kinnumulky, Udupi - 576 101", be and is hereby appointed a director in the Majority Sector, whose period of office is liable for determination by retirement of directors by rotation
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	8
Resolved that in terms of Sec. 228 of the Companies Act 1956, the Board of Directors be and is hereby authorised to appoint from time to time in consultation with the Bank's Statutory Central Auditors, one or more persons qualified for appointment as branch auditors to audit the accounts for the financial year 2011-12, of such of the branch offices of the Bank as are not proposed to be audited by the Bank's Statutory Central Auditors on such remuneration and subject to such terms and conditions as may be fixed by the Board of Directors
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	9
Resolved that subject to the provisions of Sections 10B and 35B of The Banking Regulation Act, 1949 read with clause 95, 121 and 122 of Bank's Articles of Association, consent of the Bank be and is hereby accorded for payment of remuneration and other terms and conditions of appointment of Sri Amitabha Guha as Non Executive / Part time Chairman of the Bank, brief particulars whereof have been set out in the annexed Explanatory Statement, w.e.f. 2nd November, 2010 for a period of three years as recommended by the Board of Directors of the Bank vide Resolution No. SEC/S-109 dated 31/08/2010 and approved by RBI vide its letter DBOD No. 6830/08.51.001/2010-11 dated 26/10/2010." "Further resolved that Sri Amitabha Guha shall not be subject to retirement by rotation during his tenure as Non Executive/Part time Chairman
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	10
Resolved that subject to the provisions of Section 35B of the The Banking Regulation Act, 1949 read with clause 95 of Bank's Articles of Association and in terms of Reserve Bank of India sanction letter DBOD No. 8932/08.51.001/2010-11 dated 07/12/2010 in respect of payment of revised remuneration, including other terms and conditions, brief particulars whereof have been set out in the annexed Explanatory Statement, consent of the Bank be and is hereby accorded for payment of the revised remuneration to Dr. V. A. Joseph, Managing Director and Chief Executive Officer of the Bank, as recommended by the Board vide its Resolution No.SEC/S-147 dated 21/10/2010 from 1st April, 2010 to 30th September, 2011. Further resolved that subject to the approval by Reserve Bank of India and pursuant to applicable provisions of the CONTD
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD Banking Regulation Act, 1949 and the provisions of the Articles of-Association of the Bank, consent of the Bank be and is hereby accorded for-reappointment of Dr. V. A. Joseph, as Managing Director and CEO of the Bank-for a period of three years from 1st October, 2011 till 30th September, 2014-on the terms and conditions, brief particulars whereof have been set out in-the annexed Explanatory Statement, being the remuneration recommended by the-Board of Directors vide Resolution No.SEC/S-47/11-12 dated 21/05/2011 and as-may be approved by the Reserve Bank of India. Further resolved that Dr. V. A.-Joseph shall not be subject to retirement by rotation during his tenure as-Managing Director & CEO of the Bank
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	11
Resolved that pursuant to Section 94 and other applicable provisions, if any, of the Companies Act, 1956, Banking Regulation Act, 1949, the Authorized Capital of the Bank be and is hereby increased from INR 125 Crore (Rupees One hundred and twenty five Crore only) to INR 160 Crore (Rupees One hundred and sixty crore only) by creation of additional 35,00,00,000 (Thirty five crore) shares of INR 1/-each, ranking for dividend and in all other respects pari passu with the existing equity shares of the Bank when issued and accordingly the existing clause 5 of the Memorandum of Association of the Bank be and is hereby amended by substituting the words and figures INR 160,00,00,000 divided into 160,00,00,000 shares of INR 1/-each for the words and figures, INR 125,00,00,000 divided into 125,00,00,000 shares of INR 1/-each, appearing in Clause 5 thereof
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	12
Resolved that pursuant to the provisions of Section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof), Banking Regulation Act, 1949, Foreign Exchange Management Act, 1999, the issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993, SEBI (Issue of Capital and Disclosure Requirements), 2009 (SEBI Regulations), applicable listing agreements and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Bank and subject to all necessary approvals, consents, permissions and/or sanctions of the Government of India (GOI), Reserve Bank of India (RBI), Securities and Exchange Board of India (SEBI), financial institutions, lenders and all other CONTD
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD appropriate and/or relevant/concerned authorities in India and other-applicable countries and subject to such conditions and modifications as may-be prescribed by any of them while granting any such approvals and sanctions,-the Board of Directors of the Bank (Board) or a Committee of Directors-(Committee) constituted/to be constituted by the Board to exercise its powers-including the powers conferred by this resolution be and is hereby-authorized, to offer, issue and allot, by way of Qualified Institutional-Placement (QIP), to Qualified Institutional Buyers (QIBs), in terms of-Chapter VIII of the SEBI Regulations, whether or not such investors are-existing members of the Bank, through one or more placements, not exceeding-40,00,00,000 (Forty crore) Equity shares of face value of INR 1/-each at such-time or times, at CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD such price or prices including premium on each share and on such terms-and conditions, as the Board or the appointed Committee thereof may determine-in accordance with the Guidelines and where necessary, in consultation with-the Lead Manager and/or other Advisors. Further resolved that the aforesaid-issue of shares may be made through placement document or by whatever name-the offer document may be styled ("Offer document"), from time to time, in-one or more tranches, as may be deemed appropriate by the Board or Committee-of Directors in such form and manner and on such terms and conditions or such-modifications thereto as the Board or Committee of Directors may determine in-consultation with the Merchant Banker(s) and/or other advisors, with-authority to retain over subscription upto such percentage as may be CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD permitted by the applicable regulations and by relevant authorities.-Further resolved that in respect of issue of Equity Shares by way of-Qualified Institutional Placement: i. the relevant date for the purpose of-pricing of the Equity Shares to be issued, if issued pursuant to Chapter VIII-of the SEBI ICDR Regulations and/or other applicable regulations, shall be-the date of the meeting in which the Board or Committee of Directors duly-authorized by the Board decides to open the proposed issue of Equity Shares,-subsequent to the receipt of members' approval in terms of Section 81 (1A)-and other applicable laws, rules, regulations and guidelines in relation to-the proposed issue of the Equity Shares; ii. the issue and allotment of-Equity Shares shall be made only to QIBs within the meaning of SEBI-Regulations, CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD such Equity Shares shall be fully paid-up on its allotment, which shall-be completed within 12 months from the date of this resolution approving the-proposed issue or such other time as may be allowed by the SEBI Regulations,-from time to time; iii. the allotment to each Qualified Institutional Buyer-(QIB) in the proposed QIP Issue will not exceed 5% of the post issue paid-up-capital of the Bank; iv. the Equity Shares shall not be eligible to be sold-for a period of 1 year from the date of allotment, except on a recognized-stock exchange, except as may be permitted from time to time by the SEBI-Regulations; v. the total amount raised in such manner should not, together-with the over allotment option exceed five times the net worth of the Bank as-per the audited Balance Sheet of the previous financial year; vi. the CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD equity shares so issued shall rank pari passu with the existing equity-shares of the Bank in all respects. Further resolved that for the purpose of-giving effect to the foregoing and without being required to seek any further-consent or approval of the members of the Bank, the members shall be deemed-to have given their approval thereto expressly by the authority of this-resolution to Board or Committee of Directors and the Board or Committee of-Directors be and is hereby authorized for and on behalf of the members of the-Bank: i. to enter into and execute all such arrangements as the case may be-with any lead managers, merchant bankers, managers, underwriters, bankers,-financial institutions, solicitors, advisors, guarantors, depositories,-registrars, custodians, trustees, lawyers, consultants, book runners and-CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD other intermediaries ("the Agencies") in relation to the QIP issue and-to remunerate any of the agencies in any manner including payment of-commission, brokerage or fee for their services; ii. to seek and obtain the-listing of the Equity Shares, as may arise out of the QIP and other approvals-as may be legally required and as the Board or Committee of Directors-consider necessary or expedient, in the best interest of the Bank; iii. to-approve memorandum of private placement, offer document, circulars, notice-and such other documents (including amending, varying or modifying the same,-as may be considered desirable or expedient) as finalized in consultation-with the lead managers, underwriters, and/or advisors in accordance with-applicable laws, rules, regulations and guidelines; iv. to take decisions to-open the CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD issue, decide bid opening and closing date; v. to approve the issue-price, the number of Equity Shares to be allotted and the basis of allotment-of Shares; vi. to do all such acts, deeds, matters and things as the Board or-Committee of Directors may at its discretion deem necessary or desirable for-such purpose, including without limitation to the drafting, finalization,-issue, entering into and execution of any arrangements or agreements; vii. to-delegate from time to time, all or any of the powers conferred herein upon-the Board or Committee of Directors or the Director/s or any other Officer/s-of the Bank. Further resolved that for the purpose of giving effect to the-above resolutions, the Board or a Committee be and is hereby authorized on-behalf of the Bank to do all such acts, deeds, matters and things as CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	15-Jul-2011	CONT
CONTD it may, in its absolute discretion, deem necessary or desirable for the-purposes, including without limitation, the determination of the terms-thereof, for entering into arrangements for managing, undertaking, marketing,-listing and trading, to issue placement document(s), and to sign all deeds,-documents and writings and to pay any fees, commissions, remuneration,-expenses relating thereto and with power on behalf of the Bank to settle all-questions, difficulties, doubts that may arise in regard to such offer(s) or-issue(s) or allotment(s), as it may, in its, absolute discretion, deem fit
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	1
To receive, consider and adopt the audited balance sheet as at 31st March, 2011, the profit and loss account for the year ended 31st March, 2011 together with reports of the directors and the auditors thereon
						Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	2	To declare dividend on equity shares	Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	3	To appoint a director in place of Shri Dhananjay Mungale, who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	4	To appoint a director in place of Shri S. Ravi, who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	5
To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a special resolution. resolved that pursuant to section 224a of the companies act, 1956 Ms. Chokshi and Chokshi, chartered accountants, Mumbai and Ms. Shah Gupta and Co., chartered accountants, Mumbai be and are hereby appointed as joint statutory auditors of the company to hold the office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting, on a remuneration to be determined by the board of directors in consultation with them plus applicable service tax and reimbursement of out of pocket expenses incurred by them for the purpose of audit of the company's accounts at the registered and corporate office as well as few back offices. resolved further that CONTD
						Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	CONT
CONTD the board of directors be and are hereby authorised to appoint in-consultation with the company's joint statutory auditors any person or-persons qualified for appointment as auditor or auditors of the company under-section 226 of the companies act, 1956, to conduct audit of other back-offices in India on such terms and conditions as may be mutually agreed-depending upon the nature and scope of their work. special business
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	6
To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an ordinary resolution. resolved that pursuant to provisions of sections 198, 269, 309, 310 read with schedule xiii and other applicable provisions, if any, of the companies act, 1956, and subject to such sanctions as may be necessary, approval be and is hereby given to the appointment of Shri V. K. Sharma as director in whole time employment of the company for the period from 1st December, 2010 to 30th November, 2013 on terms and conditions set out in the explanatory statement attached to this notice. resolved further that consent of the members be and is hereby accorded under section 269 and section 309 of the companies act, 1956 to Shri V. K. Sharma continuing to hold the position of chief CONTD
						Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	<Null>	20-Jul-2011	CONT
CONTD executive of the company and to draw a monthly remuneration as-applicable from time to time within the limits specified in said sections.-resolved further that the board of directors of the company be and is hereby-authorised to take such steps as may be necessary to give effect to this-resolution
						Non-Voting
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110617/LTN20110617346.pdf	Non-Voting
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	1	To receive and consider the audited financial statements and the reports of the Directors and the auditor for the year ended 31 March 2011	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	2	To consider and declare a final dividend in respect of the year ended 31 March 2011	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	3.a	To re-elect Mr. Andy Leung Hon Kwong as Director	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	3.b	To re-elect Dr. David Sun Tak Kei as Director	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	3.c	To re-elect Dr. Patrick Wang Shui Chung as Director	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	3.d	To fix the remuneration of the Directors	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	4	To re-appoint KPMG as the auditor of the Company at a fee to be agreed with the Directors	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	5	To grant a general mandate to the Directors to repurchase shares representing up to 10% of the issued share capital of the Company at the date of the Annual General Meeting	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	6	To grant a general mandate to the Directors to allot, issue and deal with additional shares representing up to 10% of the issued share capital of the Company at the date of the Annual General Meeting	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	7	To extend the general mandate granted to the Directors to allot, issue and deal with additional shares by the addition of such number of shares to be repurchased by the Company	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	8	To approve the adoption of the 2011 Share Option Scheme and the cancellation of the existing share option scheme of the Company	Management	For	For
VTECH HOLDINGS LTD, HAMILTON	303 HK	6928560 - B02V635 - B1BJHN4	22-Jul-2011	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
METOREX LTD	MTX ZA	0217703 - 6217707 - B02P2S4 - B0NCW17	22-Jul-2011	1	Approval of scheme	Management	Against	Against
METOREX LTD	MTX ZA	0217703 - 6217707 - B02P2S4 - B0NCW17	22-Jul-2011	2	Authority of the directors to implement resolutions	Management	Against	Against
METOREX LTD	MTX ZA	0217703 - 6217707 - B02P2S4 - B0NCW17	22-Jul-2011	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU
						Non-Voting
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	1	To receive and adopt the Profit & Loss Account of the Company for the year ended 31st March, 2011 and the Balance Sheet as at that date, together with Directors' and Auditors' Reports	Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	2	To declare dividend on equity shares for the year ended 31st March, 2011	Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	3	To appoint a director in place of Mr. Prashant Jhawar who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	4	To appoint a director in place of Mr. Salil Singhal who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	5	To appoint a director in place of Dr. Vijay Sharma who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	6
Resolved that pursuant to the provision of Section 224 of the Companies Act, 1956, M/s. Price Waterhouse, Chartered Accountants, be and are hereby appointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company at a remuneration to be decided mutually between the Board of Directors and the Auditors
						Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	7
Resolved that subject to applicable provisions of the Companies Act, 1956, consent of the Company be and is hereby accorded for allowing any one or more of the following allowances /benefits/ perquisites (namely maintenance and electricity charges for company provided accommodation, maintenance and running charges for company provided generator(s), maintenance and running charges for company provided car(s), phones at residence and mobile phones and /or health insurance policy) to Mr. Rajeev Jhawar, Managing Director under revised and merged consolidated limit of INR 135000/-per month. Resolved further that other terms and conditions relating to appointment of Mr. Rajeev Jhawar shall remain unchanged
						Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	8
Resolved that subject to applicable provisions of the Companies Act, 1956, consent of the Company be and is hereby accorded for allowing any one or more of the following allowances /benefits/ perquisites (namely maintenance and electricity charges for company provided accommodation, maintenance and running charges for company provided generator(s), maintenance and running charges for company provided car(s), phones at residence and mobile phones and / or health insurance policy) to Dr. Vijay Sharma, Executive Director and Chief Executive (Steel Business) under revised and merged consolidated limit of INR 70000/-per month. Resolved further that other terms and conditions relating to appointment of Dr. Vijay Sharma shall remain unchanged
						Management	For	For
USHA MARTIN LTD, KOLKATA	USM IN	6142854	29-Jul-2011	9
Resolved that subject to applicable provisions of the Companies Act, 1956, consent of the Company be and is hereby accorded for allowing any one or more of the following allowances /benefits/ perquisites (namely maintenance and electricity charges for company provided accommodation, maintenance and running charges for company provided generator(s), maintenance and running charges for company provided car(s), phones at residence and mobile phones and / or health insurance policy) to Mr. P. K. Jain, Executive Director and Chief Executive (Wire & Wire Ropes Business) under revised and merged consolidated limit of INR 40000/-per month. Resolved further that other terms and conditions relating to appointment of Mr. P. K. Jain shall remain unchanged
						Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	1	To receive the audited financial statements and the Directors' and Auditor's reports for the financial year ended 1 April 2011	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	2	To declare a final dividend	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	3	To approve the Directors' Remuneration Report	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	4	To re-elect Dennis Millard as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	5	To re-elect David Wild as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	6	To re-elect Paul McClenaghan as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	7	To re-elect Keith Harris as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	8	To re-elect William Ronald as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	9	To elect David Adams as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	10	To elect Claudia Arney as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	11	To elect Andrew Findlay as a Director	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	12	To reappoint KPMG Audit Plc as Auditor	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	13	To authorise the Directors to determine the remuneration of the Auditor	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	14	To renew the general authority to allot relevant securities	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	15	To disapply statutory pre-emption rights	Management	Against	Against
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	16	To authorise the Company to make market purchases of its own shares	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	17	To authorise the Company to make political donations	Management	Against	Against
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011	18	To authorise that general meetings, other than AGMs can be called on 14 clear days' notice	Management	For	For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	B012TP2 - B01CL12 - B06KTG2	02-Aug-2011
PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN THE TEXT OF THE RES-OLUTION 18. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110707/LTN20110707441.pdf	Non-Voting
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	1	To receive and consider the Audited Consolidated Financial Statements, the Report of the Directors and the Independent Auditors' Report for the year ended 31 March 2011	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	2	To declare a final dividend	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a1	Re-election of Mr. Poon Bun Chak as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a2	Re-election of Mr. Poon Kei Chak as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a3	Re-election of Mr. Poon Kai Chak as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a4	Re-election of Mr. Ting Kit Chung as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a5	Re-election of Mr. Poon Ho Wa as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a6	Re-election of Mr. Au Son Yiu as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a7	Re-election of Mr. Cheng Shu Wing as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3a8	Re-election of Mr. Law Brian Chung Nin as the Director	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	3b	To authorise the Board of Directors to fix the Directors' remuneration	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	4	To appoint Auditors and to authorise the Board of Directors to fix their remuneration	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	5	To grant a general mandate to the Directors to repurchase the Company's shares not exceeding 10% of the issued share capital of the Company as at the date of this resolution	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	6
To grant a general mandate to the Directors to allot, issue and deal with additional shares of the Company not exceeding 20% of the issued share capital of the Company as at the date of this resolution
						Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	7	To extend the general mandate granted to the Directors to issue additional shares of the Company by the aggregate nominal amount of the shares repurchased by the Company	Management	For	For
TEXWINCA HOLDINGS LTD	321 HK	5951545 - 6039558 - B02V5W7	05-Aug-2011	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	08-Aug-2011	1	To approve the acquisition of Uniq plc	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	08-Aug-2011	2	To approve the Renominalisation of the Ordinary Shares	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	08-Aug-2011	3	To increase the Company's authorised share capital	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	08-Aug-2011	4	To adopt new Memorandum and Articles of Association of the Company	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	08-Aug-2011	5	To authorise the Directors to issue relevant securities	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	08-Aug-2011	6	To dis-apply pre-emption rights	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	1
To receive, consider and adopt the audited profit and loss account for the financial year ended March 31, 2011 and the Balance Sheet as at that date, the report of the Board of Directors and the Report of Auditors
						Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	2	To declare dividend for the year ended March 31, 2011	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	3	To appoint a director in the place of Shri M. Anandan, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	4	To appoint a director in the place of Dr. V. M. Manoharan, who retires by rotation, and being eligible, offers himself for reappointment	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	5	To appoint a director in the place of Shri P. Manomohanan, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	6
Resolved that M/s S. R. Batliboi & Associates, Chartered Accountants (Registration No. 101049W), TPL House, Second Floor, 3, Cenotaph Road, Teynampet, Chennai-600 018 retiring auditors be and are hereby reappointed as the auditors of the company to hold office up to the conclusion of the next Annual General Meeting on such remuneration as may be decided by the Board of Directors plus reimbursement of out of pocket expenses and levies such as service tax etc
						Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	7	Resolved that Shri Jagdish Capoor, be and is hereby appointed as a Director of the company whose term of office shall be liable to retirement by rotation	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	8	Resolved that Shri Gaurav Mathur, be and is hereby appointed as a Director of the company whose term of office shall be liable to retirement by rotation	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	9	Variation of the terms of appointment and remuneration of Shri V. P. Nandakumar, Executive Chairman	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	10	Reappointment and revision of the remuneration of Shri I.Unnikrishnan, Managing Director	Management	For	For
MANAPPURAM GENERAL FINANCE & LEASING LTD	MGFL IN	6570400	18-Aug-2011	11	Variation of the terms of appointment and remuneration of Shri B.N. Raveendra Babu, Joint Managing Director	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	30-Aug-2011	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110714/LTN20110714278.pdf	Non-Voting
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	30-Aug-2011	1	To approve the proposed amendment to Article 23 of the Articles of Association	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	30-Aug-2011	1	To approve the merger with Zoran Corporation and grant the directors authority under section 551 of the Companies Act 2006 in connection with the merger	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	30-Aug-2011	2	To approve the CSR plc 2011 Executive Incentive Plan	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	30-Aug-2011	3	To approve amendments to the CSR plc Share Option Plan	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	30-Aug-2011	4	To grant the directors authority to allot shares pursuant to section 551 of the Companies Act 2006	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	30-Aug-2011	5	Pursuant to section 570 of the Companies Act 2006 to renew the disapplication of statutory pre-emption rights	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	30-Aug-2011	6	To grant to the Company authority to purchase its own shares under section 701 of the Companies Act 2006	Management	For	For
METOREX LTD	MTX ZA	0217703 - 6217707 - B02P2S4 - B0NCW17	02-Sep-2011	1.S.1
Resolved that, the scheme of arrangement in terms of section 114 of the Companies Act proposed by the board of directors of the Company between the Company and its Shareholders, in terms of which Jinchuan SubCo will, if such scheme of arrangement becomes operative, acquire the entire issued and to be issued share capital of the Company (save for those Metorex Shares that may be transferred by Dissenting Shareholders to Metorex pursuant to section 164(13) or section 164(15)(c)(v) of the Companies Act pursuant to any exercise of Appraisal Rights for a cash consideration of ZAR 8.90 per Scheme Share, be and is hereby approved as a special resolution in terms of section 115(2)(a)of the Company Act
						Management	For	For
METOREX LTD	MTX ZA	0217703 - 6217707 - B02P2S4 - B0NCW17	02-Sep-2011	2.O.1
Resolved that any director or the company secretary of Metorex be and is hereby authorised to do all such thing, sign all documents and procure the doing of all documents as may be necessary for or incidental to the implementation of special resolution number 1
						Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	1	To receive the Directors Report and audited Financial Statements for the year ended 31 March 2011	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	2	To elect Mr. R. Swamy as a Director	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	3	To re-elect Mr. P. A. Gismondi as a Director	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	4	To re-elect Mr. P. G. Barlow as a Director	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	5	To re-appoint KPMG Audit Plc as Auditor of the Company and to authorise the Directors to determine their remuneration	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	6	To approve the Directors Remuneration Report	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	7	To give power to the Directors to allot relevant securities in accordance with section 551 of the Companies Act 2006	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	8	To give power to the Directors to allot equity securities and to sell relevant shares in accordance with section 570 of the Companies Act 2006	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	9	To give power to the Directors to make market purchases as defined by section 701 of the Companies Act 2006	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	10	To authorise the calling of any general meeting of the Company excluding the Annual General Meeting by the giving of at least 14 days clear notice	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	08-Sep-2011	11	To adopt amended Articles of Association	Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	1
To approve the waiver granted by the Panel on Takeovers and Mergers of the obligations on the Toscafund Concert Party and the ACE Concert Party respectively to make a general offer to the shareholders of the Company pursuant to Rule 9 of the City Code on Takeovers and Mergers
						Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	2	To authorise the Directors to allot shares in connection with the Refinancing	Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	3	To disapply pre-emption rights in connection with the Refinancing	Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	4	To receive and adopt the Financial Statements, together with the Directors' and Independent Auditors' reports, for the year ended 31 December 2010	Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	5	To approve the Remuneration Report for the year ended 31 December 2010	Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	6	To authorise the Directors to allot shares or grant rights to subscribe for or to convert any securities into shares otherwise than in connection with the Refinancing	Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	7	To disapply pre-emption rights otherwise than in connection with the Refinancing	Management	For	For
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	B0MD824 - B0YMW49 - B3DY559	12-Sep-2011	8	To authorise the Company to make market purchases of ordinary shares of the Company	Management	For	For
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	B0P8RT6 - B243X87	19-Sep-2011	1	The approval of the disposal of the whole of the issued share capital of Attewell Limited and the entire common stock of Bolsan Company Inc. and Lamsco West Inc	Management	For	For
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	21-Sep-2011	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	21-Sep-2011	CMMT
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
						Non-Voting
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	21-Sep-2011	CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	21-Sep-2011	I
The proposal for the amendment of the corporate bylaws, to adapt them to the new novo Mercado corporate governance listing regulations of the BM and Fbovespa S.A. Bolsa De Valores, Mercadorias E Futuros, and for the improvement of the wording of certain articles
						Management	For	For
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	21-Sep-2011	II	Elections to the finance committee, electing two full members and four alternate members as a result of vacancies	Management	For	For
KRBL LTD	KRB IN	B02VC93	27-Sep-2011	1	To consider and adopt the Balance Sheet as at March 31, 2011, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon	Management	For	For
KRBL LTD	KRB IN	B02VC93	27-Sep-2011	2	To consider declaration of Final Dividend on equity shares	Management	For	For
KRBL LTD	KRB IN	B02VC93	27-Sep-2011	3	To appoint a Director in place of Mr. Ashok Chand, who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
KRBL LTD	KRB IN	B02VC93	27-Sep-2011	4	To appoint a Director in place of Ms. Priyanka Mittal, who retires by rotation and being eligible, offers herself for reappointment	Management	For	For
KRBL LTD	KRB IN	B02VC93	27-Sep-2011	5
Resolved that M/s. Vinod Kumar Bindal & Co., Chartered Accountants, be and are hereby re-appointed as Auditors of the Company from the conclusion of this Annual General Meeting till the conclusion of next Annual General Meeting at a remuneration to be fixed by the Board of Directors
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110811/LTN20110811156.pdf	Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	1.A
To consider and approve the proposed amendments to the articles of association of the Company (the "Articles of Association") and to authorise any one Director or secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Articles of Association: the proposed amendment to Article 7 of the Articles of Association
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	1.B
To consider and approve the proposed amendments to the articles of association of the Company (the "Articles of Association") and to authorise any one Director or secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Articles of Association: the proposed amendment to Article 102 of the Articles of Association
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	2.A
To consider and approve the proposed amendments to the rules of procedure for the meetings of the Board (the "Board Meeting Rules") of the Company and to authorise any one director or secretary to the board of directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Board Meeting Rules: the proposed amendment to Rule 3 of the Board Meeting Rules
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	2.B
To consider and approve the proposed amendments to the rules of procedure for the meetings of the Board (the "Board Meeting Rules") of the Company and to authorise any one director or secretary to the board of directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Board Meeting Rules: the proposed amendment to Rule 12 of the Board Meeting Rules
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	2.C
To consider and approve the proposed amendments to the rules of procedure for the meetings of the Board (the "Board Meeting Rules") of the Company and to authorise any one director or secretary to the board of directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Board Meeting Rules: the proposed amendment to Rule 15 of the Board Meeting Rules
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	2.D
To consider and approve the proposed amendments to the rules of procedure for the meetings of the Board (the "Board Meeting Rules") of the Company and to authorise any one director or secretary to the board of directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Board Meeting Rules: the proposed amendment to Rule 18 of the Board Meeting Rules
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	2.E
To consider and approve the proposed amendments to the rules of procedure for the meetings of the Board (the "Board Meeting Rules") of the Company and to authorise any one director or secretary to the board of directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Board Meeting Rules: the proposed amendment to Rule 21 of the Board Meeting Rules
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	2.F
To consider and approve the proposed amendments to the rules of procedure for the meetings of the Board (the "Board Meeting Rules") of the Company and to authorise any one director or secretary to the board of directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration (where necessary) procedures and other related issues arising from the amendments to the Board Meeting Rules: the proposed amendment to Rule 31 of the Board Meeting Rules
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	3	To consider and approve the re-election of Mr. Gong Cimin as executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	4	To consider and approve the re-election of Mr. Zhao Miao as executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	5	To consider and approve the election of Mr. Luo Yong as executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	6	To consider and approve the re-election of Mr. Zhang Chengxing as non-executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	7	To consider and approve the re-election of Mr. Luo Jun as non-executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	8	To consider and approve the re-election of Mr. Zhao Junhuai as non-executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	9	To consider and approve the re-election of Mr. Han Xiaoming as independent non-executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	10	To consider and approve the election of Mr. Han Liyan as independent non-executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	11	To consider and approve the re-election of Mr. Chan Yuk Tong as independent non-executive director of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	12	To consider and approve the election of Mr. Xu Ping as supervisor of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	13	To consider and approve the re-election of Mr. Xu Yuzheng as supervisor of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	14	To consider and approve the re-election of Mr. Li Kun as supervisor of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	15	To consider and approve the election of Ms. Tan Wei as supervisor of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	16	To consider and approve the re-election of Mr. Li Guangwei as independent supervisor of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	17	To consider and approve the re-election of Mr. Fu Daiguo as independent supervisor of the Company	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	29-Sep-2011	18	To authorise the board of directors of the Company to fix the remuneration of the members of the board of directors and supervisory committee of the Company in the third session	Management	For	For
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	11-Oct-2011	CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A-SECOND CALL ON 12 OCT 2011. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
						Non-Voting
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	11-Oct-2011	1
Approval of the proportional partial spin off of De Longhi SPA in favour of De Longhi Clima SPA (SEE CAID 2638286). amendment of art 5 (corporate capital) and introduction of art 13 TER (exception to the prohibition of competition) to the bylaws. related and consequential resolutions
						Management	For	For
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011	CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR PROPOSALS 4, 5 AND 6 AND VOTES CAS-T  BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF THE-PROPOSAL/S WILL BE DISREGARDED BY THE COMPANY. HENCE, IF YOU HAVE OBTAINED-BENEFIT OR EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE-"ABSTAIN") ON THE RELEVANT PROPOSAL ITEMS. BY DOING SO, YOU ACKNOWLEDGE THA-T  YOU HAVE OBTAINED BENEFIT OR EXPECT TO OBTAIN BENEFIT BY THE PASSING OF THE-RELEVANT PROPOSAL/S. BY VOTING (FOR OR AGAINST) ON PROPOSALS (4, 5 AND 6),-YOU   ACKNOWLEDGE THAT YOU HAVE NOT OBTAINED BENEFIT NEITHER EXPECT TO OBTAIN-BENEFIT BY THE PASSING OF THE RELEVANT PROPOSAL/S AND YOU COMPLY WITH TH-E     VOTING EXCLUSION.
						Non-Voting
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011	1	Election of Mr Michael Atkinson	Management	For	For
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011	2	Election of Mr Dario Amara	Management	For	For
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011	3	Election of Mr Andrew Bellamy	Management	For	For
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011	4	Approval of Remuneration Report	Management	For	For
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011	5	Approval of Allocation of Shares to Mr Andrew Bellamy	Management	For	For
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011	6	Approval of Grant of Options to Mr Michael Atkinson under the Employee Incentive Option Plan	Management	For	For
AUSTAL LIMITED	ASB AU	6137162 - B02K9N3 - B1HK8C7	21-Oct-2011
PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION OF RESOLUTION 4 IN VOTING-EXCLUSION COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETUR-N THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK-YOU.
						Non-Voting
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 896226 DUE TO ADDITION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
						Non-Voting
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	1	To receive and adopt the reports of the directors and the auditors and the audited accounts of the Company for the year ended 24 July 2011	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	2	To receive and approve the directors' remuneration report for the year ended 24 July 2011	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	3	To re-elect Tim Martin as a director	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	4	To re-elect John Hutson as a director	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	5	To re-elect Su. Cacioppo as a director	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	6	To re-elect Debra van Gene as a director	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	7	To re-elect Elizabeth McMeikan as a director	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	8	To re-elect Sir Richard Beckett as a director	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	9	To elect Kirk Davis as a director	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	10	To re-appoint PricewaterhouseCoopers LLP as the auditors of the Company and authorise the directors to fix their remuneration	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	11	To authorise the directors to allot relevant securities pursuant to section 551	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	12	To authorise the directors to allot equity securities on a non pre-emptive basis	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	13	To authorise the company to purchase its own shares under certain circumstances	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	14	To authorise calling general meetings (other than annual general meetings) on not less than 14 days' notice	Management	For	For
JD WEATHERSPOON PLC	JDW LN	0163895 - B02SXK2	03-Nov-2011	15	To declare a final dividend of 8.0 Pence per ordinary share	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	1	Receiving the report and financial statements	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	2	Approval of the directors' remuneration report	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	3	Declaration of final dividend	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	4	Re-appointment of Ian Coull as a director of the Company	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	5	Re-appointment of Amanda Burton as a director of the Company	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	6	Re-appointment of Greg Fitzgerald as a director of the Company	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	7	Re-appointment of Andrew Jenner as a director of the Company	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	8	Re-appointment of Frank Nelson as a director of the Company	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	9	Re-appointment of Peter Rogers as a director of the Company	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	10	Re-appointment of PricewaterhouseCoopers LLP as auditors to the Company	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	11	Authority to set the remuneration of the auditors	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	12	Directors' authority to allot shares	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	13	Directors authority to disapply statutory pre-emption rights	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	14	Authority for the Company to purchase its own ordinary shares	Management	For	For
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	B3Y2J50	11-Nov-2011	15	Notice period for general meetings	Management	For	For
INDUSTREA LTD	IDL AU	6156758 - B0N6H58 - B1XC3P5	11-Nov-2011	CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR PROPOSALS 3, 4 AND VOTES CAST BY-ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF THE-PROPOSAL/S WILL BE DISREGARDED BY THE COMPANY. HENCE, IF YOU HAVE OBTAINED-BENEFIT OR EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE-"ABSTAIN") ON THE RELEVANT PROPOSAL ITEMS. BY DOING SO, YOU ACKNOWLEDGE THAT-YOU HAVE OBTAINED BENEFIT OR EXPECT TO OBTAIN BENEFIT BY THE PASSING OF THE-RELEVANT PROPOSAL/S. BY VOTING (FOR OR AGAINST) ON PROPOSAL (3 AND 4), YOU-ACKNOWLEDGE THAT YOU HAVE NOT OBTAINED BENEFIT NEITHER EXPECT TO OBTAIN-BENEFIT BY THE PASSING OF THE RELEVANT PROPOSAL/S AND YOU COMPLY WITH THE-VOTING EXCLUSION.
						Non-Voting
INDUSTREA LTD	IDL AU	6156758 - B0N6H58 - B1XC3P5	11-Nov-2011	2	Election of Director-Anthony John McDonald	Management	For	For
INDUSTREA LTD	IDL AU	6156758 - B0N6H58 - B1XC3P5	11-Nov-2011	3	Adoption of Remuneration Report	Management	For	For
INDUSTREA LTD	IDL AU	6156758 - B0N6H58 - B1XC3P5	11-Nov-2011	4	Ratification of previous issue of shares for Shijiazhuang acquisition	Management	For	For
INDUSTREA LTD	IDL AU	6156758 - B0N6H58 - B1XC3P5	11-Nov-2011	5	Replacement of Constitution	Management	For	For
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	02-Dec-2011	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	02-Dec-2011	CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
REDENTOR ENERGIA SA	RDTR3 BZ	B51PJP6	02-Dec-2011	1
To vote regarding the nomination of specialized companies to choose the one responsible for preparing the valuation report to determine the economic value of the company, for the purpose of making a tender offer for the acquisition of shares for delisting as a publicly traded company and delisting from the Novo Mercado
						Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	CMMT
French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-Resident Shareowners:   Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered Intermediaries, on the Vote Deadline Date. In capacity as-Registered Intermediary, the Global Custodian will sign the Proxy Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
						Non-Voting
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal-officiel.gouv.fr/pdf/2011/1031/201110311106139.pdf	Non-Voting
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.1	Approval of the annual corporate financial statements for the financial year ended June 30, 2011	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.2	Approval of the consolidated financial statements for the financial year ended June 30, 2011	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.3	Allocation of income for the financial year and setting the dividend	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.4	Special report of the Statutory Auditors on the regulated Agreements and Commitments - Acknowledgement of absence of new Agreement	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.5	Appointment of Mrs. Marie-France Tisseau as Supervisory Board member, in substitution for Mr. Stanislas Dalle	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.6	Appointment of Mr. Matthieu Duriez as Supervisory Board member, in substitution for Mr. Jean Gueguen	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.7	Setting the amount of attendance allowances allocated to the Supervisory Board members	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	O.8	Authorization to be granted to the Management to allow the Company to repurchase its own shares as part of the scheme referred to in Article L.225-209 of the Commercial Code	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	E.9	Authorization to be granted to the Management to cancel shares repurchased by the Company as part of the scheme referred to in Article L.225-209 of the Commercial Code	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	E.10	Delegation to be granted to the Management to increase capital within the limit of 10%, in consideration for in-kind contributions of stocks or securities providing access to capital	Management	For	For
BONDUELLE SA, RENESCURE	BON FP	5481989 - B1C9324 - B28FJJ2 - B3BGKD0	08-Dec-2011	E.11	Powers to carry out all legal formalities	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	13-Jan-2012	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL :-http://www.hkexnews.hk/listedco/listconews/sehk/2011/1128/LTN20111128133.pdf	Non-Voting
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	13-Jan-2012	1
To consider, approve and confirm the Project and other related matters, details of which are set out in the notice of the EGM dated 28 November 2011, including but not limited to (a) participation in the Project; (b) establishment of the Project Company; (c) applications to banks and other financial institutions for loans or other financial capital for the Project; (d) adjusting the estimated investment amount for the Project; (e) negotiating, preparing, executing, amending, supplementing and implementing all the documents and to do all such required matters and acts in connection with the Project; and (f) drafting, preparing, signing and publishing any announcements, circulars and other related documents in connection with the Project, and engaging with any professional intermediate parties with respect to the Project
						Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	1	Adoption of financial statements	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	2	Resolved that the firm KPMG Inc. and David Friedland as the designated auditor be reappointed for the ensuing year	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	3	Re-election of Fatima Abrahams as director	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	4	Re-election of John Bester as director	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	5	Re-election of Bertina Engelbrecht as director	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	6	Re-election of Michael Fleming as director	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	7.1	Election of member of the audit and risk committee: John Bester	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	7.2	Election of member of the audit and risk committee: Fatima Jakoet	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	7.3	Election of member of the audit and risk committee: Nkaki Matlala	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	7.4	Election of member of the audit and risk committee: David Nurek	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	8	General authority to make distributions to shareholders by way of a reduction in share premium	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	9	Approval of the companies remuneration policy	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	10S.1	General authority to repurchase shares	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	11S.2	Approval of directors fees	Management	For	For
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012	12S.3	General approval to provide financial assistance	Management	Against	Against
CLICKS GROUP LTD	CLS SJ	6105578 - B0GV750 - B3BJB14	17-Jan-2012
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF AUDITOR NAME FOR RESOLUT-ION NO. 2 AND CHANGE IN NUMBERING OF RESOLUTIONS AND MODIFICATION OF TEXT IN R-ESOLUTION 6. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	1	To adopt the accounts for the year ended 31 August 2011	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	2	To declare a final dividend	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	3	To re-elect Lord Birdwood as a director	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	4	To re-elect Mr D Harris as a director	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	5	To re-appoint Mr M Hyde as a director	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	6	To re-appoint MHA Macintyre Hudson as auditors to the Company	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	7	To authorise the Directors to allot shares	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	8	To authorise the Directors to allot shares in lieu of cash dividends	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	9	To authorise the Directors to purchase own shares in the market	Management	For	For
CHARACTER GROUP PLC	CCT LN	0897611 - B02S302	18-Jan-2012	10	To disapply pre-emption rights	Management	For	For
ALTERNATIVE NETWORKS PLC, LONDON	AN LN	B05KXX8 - B0DZM16	23-Jan-2012	1	To adopt the Company's accounts for the financial year ended 30 September 2011 together with the Director's Report and the Auditors' Report on those accounts	Management	For	For
ALTERNATIVE NETWORKS PLC, LONDON	AN LN	B05KXX8 - B0DZM16	23-Jan-2012	2	To re-appoint PricewaterhouseCoopers LLP as auditors of the Company at a remuneration to be determined by the Directors	Management	For	For
ALTERNATIVE NETWORKS PLC, LONDON	AN LN	B05KXX8 - B0DZM16	23-Jan-2012	3	To give the Directors of the Company authority under Section 551 of the Companies Act 2006 as set out in the Notice of the Meeting	Management	For	For
ALTERNATIVE NETWORKS PLC, LONDON	AN LN	B05KXX8 - B0DZM16	23-Jan-2012	4	To re-appoint Ben Mingay as a Director	Management	For	For
ALTERNATIVE NETWORKS PLC, LONDON	AN LN	B05KXX8 - B0DZM16	23-Jan-2012	5	To disapply statutory pre-emption rights pursuant to Section 571 of the Companies Act 2006 as set out in the Notice of the Meeting	Management	For	For
ALTERNATIVE NETWORKS PLC, LONDON	AN LN	B05KXX8 - B0DZM16	23-Jan-2012	6	To declare a final dividend of 7.0p recommended by the Directors, for the year ended 30 September 2011	Management	For	For
ALTERNATIVE NETWORKS PLC, LONDON	AN LN	B05KXX8 - B0DZM16	23-Jan-2012	7	To amend the Articles of Association	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	1	The Proposed Renewal of the Mandate for Interested Person Transactions	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	2	The Proposed Renewal of the Share Buy Back Mandate	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	1	To receive and adopt the Directors' Report and Audited Financial Statements for the year ended September 28, 2011 together with the Auditors' Report thereon	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	2
To declare a first and final dividend of 4.50 Singapore cents per ordinary share (tax not applicable) for the year ended September 28, 2011, payable in cash (2010: 5.00 Singapore cents per ordinary share (tax not applicable))
						Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	3	To re-elect the following Director retiring by rotation pursuant to Article 107 of the Company's Articles of Association: Mr Tan Ngiap Joo	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	4	To re-elect the following Director retiring by rotation pursuant to Article 107 of the Company's Articles of Association: Mr Sung Yu Ching	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	5	To re-elect the following Director retiring by rotation pursuant to Article 107 of the Company's Articles of Association: Mr Chan Tak Hei	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	6
To approve the payment of Directors' fees of SGD 150,000 for the year ending September 28, 2012, payable monthly in arrears (2011: HKD 720,000 or equivalent to SGD 122,400 assuming an exchange rate of HKD 1=SGD 0.17)
						Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	7	To re-appoint Deloitte & Touche LLP as the Company's Auditors and to authorise the Directors to fix their remuneration	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	8	Share Issue Mandate	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	9	Authority to allot and issue shares under the CFGL Share Awards Scheme	Management	For	For
CHINA FISHERY GROUP LTD	CFG SP	B1XBPZ6 - B1XC0Y3 - B3RHYC4	28-Jan-2012	10	China Fishery Group Limited Scrip Dividend Scheme	Management	For	For
SPAREBANK 1 SMN, TRONDHEIM	MING NO	4846114 - B01TX51 - B0LGG75 - B0P0134 - B1TBHD2 - B28MLZ3	02-Feb-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
SPAREBANK 1 SMN, TRONDHEIM	MING NO	4846114 - B01TX51 - B0LGG75 - B0P0134 - B1TBHD2 - B28MLZ3	02-Feb-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
						Non-Voting
SPAREBANK 1 SMN, TRONDHEIM	MING NO	4846114 - B01TX51 - B0LGG75 - B0P0134 - B1TBHD2 - B28MLZ3	02-Feb-2012	CMMT
SHARES HELD IN AN OMNIBUS/NOMINEE ACCOUNT NEED TO BE RE-REGISTERED IN THE-BENEFICIAL OWNERS NAME TO BE ALLOWED TO VOTE AT MEETINGS. SHARES WILL BE-TEMPORARILY TRANSFERRED TO A SEPARATE ACCOUNT IN THE BENEFICIAL OWNER'S NAME-ON THE PROXY DEADLINE AND TRANSFERRED BACK TO THE OMNIBUS/NOMINEE ACCOUNT THE-DAY AFTER THE MEETING.
						Non-Voting
SPAREBANK 1 SMN, TRONDHEIM	MING NO	4846114 - B01TX51 - B0LGG75 - B0P0134 - B1TBHD2 - B28MLZ3	02-Feb-2012	1	Election of 4 members to the supervisory board of Sparebank 1 for a period of four years	Management	For	For
SPAREBANK 1 SMN, TRONDHEIM	MING NO	4846114 - B01TX51 - B0LGG75 - B0P0134 - B1TBHD2 - B28MLZ3	02-Feb-2012	2	Election of 1 alternate member for an election period of two years (supplementary election)	Management	For	For
SPAREBANK 1 SMN, TRONDHEIM	MING NO	4846114 - B01TX51 - B0LGG75 - B0P0134 - B1TBHD2 - B28MLZ3	02-Feb-2012	3	Election of 1 member for the election committee for an election period of two years	Management	For	For
SPAREBANK 1 SMN, TRONDHEIM	MING NO	4846114 - B01TX51 - B0LGG75 - B0P0134 - B1TBHD2 - B28MLZ3	02-Feb-2012	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL OF RECORD DATE AND CHANGE I-N BLOCKING TAG FROM "N" TO "Y". IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE-DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRU-CTIONS. THANK YOU.
						Non-Voting
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	1	To receive and consider the reports and accounts for the year ended 30 September 2011	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	2	To declare a final dividend of 6.25 cent per ordinary share for the year ended 30 September 2011	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	3	To receive and consider the Report of the Remuneration Committee on Directors' Remuneration for the year ended 30 September 2011	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.a	To re-elect Chris Brinsmead as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.b	To re-elect Chris Corbin as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.c	To re-elect Liam FitzGerald as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.d	To re-elect Annette Flynn as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.e	To re-elect Hugh Friel as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.f	To re-elect Peter Gray as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.g	To re-elect Gary McGann as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.h	To re-elect Barry McGrane as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.i	To re-elect John Peter as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.j	To re-elect Alan Ralph as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	4.k	To re-elect Philip Toomey as a Director	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	5	To authorise the Directors to fix the remuneration of the auditor	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	6	Special Resolution to maintain the existing authority to convene an Extraordinary General Meeting on 14 clear days' notice	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	7	Ordinary Resolution to authorise the Directors to allot shares	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	8	Special Resolution to authorise the Directors to allot shares otherwise than in accordance with statutory pre-emption rights	Management	Against	Against
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	9	Special Resolution to authorise market purchases of the Company's own shares	Management	For	For
UNITED DRUG PLC	UDG ID	3302480 - 3335969 - B1G5FW2 - B1GKH87	07-Feb-2012	10	Special Resolution to fix the maximum and minimum prices at which treasury shares may be re-issued off-market	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	1	To receive and consider the financial statements and reports	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	2	To declare a final ordinary dividend	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.a	To re-appoint the following Director: Ned Sullivan	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.b	To re-appoint the following Director: Patrick Coveney	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.c	To re-appoint the following Director: Alan Williams	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.d	To re-appoint the following Director: Diane Walker	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.e	To re-appoint the following Director: John Herlihy	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.f	To re-appoint the following Director: Gary Kennedy	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.g	To re-appoint the following Director: Pat McCann	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.h	To re-appoint the following Director: Eric Nicoli	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	3.i	To re-appoint the following Director: David Simons	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	4	To authorise the Directors to fix the auditors remuneration	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	5	To receive and consider the Report on Directors Remuneration	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	6	To maintain the existing authority to convene an EGM by 14 days notice	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	7	To authorise the Directors to convert the Ordinary Shares of the Company in to Deferred Shares	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	8	To authorise the Directors to increase the authorized capital of the Company	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	9	To authorise the Directors to amend the Memorandum and Articles of Association of the Company to reflect amendments to the capital clause and the share capital of the Company	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	10	To authorise the Directors to issue one new Ordinary Share of STG GBP0.01 for each Ordinary Share of EUR 0.01	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	11	To authorise the Directors to allot relevant securities	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	12	To disapply statutory pre-emption rights	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	13	To authorise market purchases of the Company's Ordinary Shares	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	14	To authorise the Directors to amend the Memorandum and Articles of Association of the Company	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012	15	To authorise the Directors to offer Scrip dividends	Management	For	For
GREENCORE GROUP PLC	GNC LN	0386410 - 4005636 - 5013832 - B01DJ11 - B1GKH32	09-Feb-2012
PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN THE TEXT OF THE RES-OLUTION 10. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
SPAREBANK 1 NORD-NORGE, TROMSO	NONG NO	4846040 - B06T259 - B16CKJ5 - B28MM16	28-Feb-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
SPAREBANK 1 NORD-NORGE, TROMSO	NONG NO	4846040 - B06T259 - B16CKJ5 - B28MM16	28-Feb-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
						Non-Voting
SPAREBANK 1 NORD-NORGE, TROMSO	NONG NO	4846040 - B06T259 - B16CKJ5 - B28MM16	28-Feb-2012	CMMT
SHARES HELD IN AN OMNIBUS/NOMINEE ACCOUNT NEED TO BE RE-REGISTERED IN THE-BENEFICIAL OWNERS NAME TO BE ALLOWED TO VOTE AT MEETINGS. SHARES WILL BE-TEMPORARILY TRANSFERRED TO A SEPARATE ACCOUNT IN THE BENEFICIAL OWNER'S NAME-ON THE PROXY DEADLINE AND TRANSFERRED BACK TO THE OMNIBUS/NOMINEE ACCOUNT THE-DAY AFTER THE MEETING.
						Non-Voting
SPAREBANK 1 NORD-NORGE, TROMSO	NONG NO	4846040 - B06T259 - B16CKJ5 - B28MM16	28-Feb-2012	1	Election of 4 members and 2 deputy members to the committee of representatives for 4 years	Management	For	For
SPAREBANK 1 NORD-NORGE, TROMSO	NONG NO	4846040 - B06T259 - B16CKJ5 - B28MM16	28-Feb-2012	2	Election of 1 member and 2 deputy members to the election committee for 2 years	Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	1
Resolved that pursuant to provisions of Section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956 (including statutory modification(s), amendments or re-enactment(s) thereof for the time being in force) and in accordance with the provisions of the Memorandum and Articles of Association of the Company, the Listing Agreement entered into between the Company and the concerned Stock Exchanges, SEBI (Issue of Capital and Disclosure Requirement) , Regulation 2009 issued by Securities and Exchange Board of India ('SEBI') and subject to such approvals, consents, permissions and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed by any of them while granting such approvals, permissions and sanctions, which may be agreed to by the Board of CONTD
						Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD Directors of the Company, consent of the Company be and is hereby-accorded to the Board of Directors of the Company and/or a duly authorized-Committee thereof for the time being exercising the powers conferred by the-Board of Directors (hereinafter referred to as "the Board") in its absolute-discretion, to offer/issue and allot not more than 3,00,00,000 (Three Crore-only) Equity shares of Rs.2/-each, at a price to be determined as per SEBI-(Issue of Capital and Disclosure Requirement) Regulation 2009, aggregating to-Rs.750/-crore (approximately) subject to SEBI (Issue of Capital and-Disclosure Requirement) Regulation, 2009 in respect of pricing to persons as-mentioned in the Explanatory statement, on a preferential basis, as the Board-may in its absolute discretion decide, in one or more tranches and on such-CONTD
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD terms and conditions, as the Board considers fit, subject to the-following: a. The equity shares to be offered and allotted shall be subject-to the provisions of the Memorandum and Articles of Association of the-Company. b. The 'relevant date' within the meaning of Regulation 71 of the-SEBI (Issue of Capital and Disclosure Requirement) Regulation, 2009 for the-purpose of determination of applicable price for the issue of above equity-shares is 4th February, 2012. c. The equity shares to be allotted shall rank-pari passu with the existing equity shares of the Company in all respects.-Resolved further that for the purpose of giving effect to this resolution,-the Board/Committee be and is hereby authorized to do all such acts, deeds,-matters and things as it may in its absolute discretion deem necessary,-proper or CONTD
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD desirable and settle any question, difficulty or doubt that may arise-in regard to the offer/issue, pricing of issue, allotment and further to do-all such acts, deeds, matters and things and finalize and execute all-documents and writings as may be necessary, proper, desirable or expedient as-it may deem fit
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	2
Resolved that pursuant to Section 81(1A) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) and enabling provisions of the Memorandum and Articles of Association of LIC Housing Finance Limited hereinafter referred to as 'the Company' and the Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed and subject to the provisions of Chapter VIII of the SEBI ((Issue of Capital and Disclosure Requirement) , Regulation 2009, the provisions of the Foreign Exchange Management Act, 1999 and the Foreign Exchange Management (Transfer or issue of security by a Person Resident Outside India) Regulations, 2000, and such other statues, notifications, clarifications, circulars, CONTD
						Management	For	For
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD rules and regulations as may be applicable and relevant, as amended-from time to time, guidelines or laws and / or any approval, consent,-permission and / or sanction of the Central Government, Reserve Bank of India-and any other appropriate authorities (hereinafter collectively referred to-as "the appropriate authorities"), and subject to such conditions as may be-prescribed by any of them while granting any such approval, consent,-permission and / or sanction (hereinafter referred to as "the requisite-approvals"), and which may be agreed to by the Board of Directors of the-Company (hereinafter called 'the Board' which term shall be deemed to include-any committee which the Board may have constituted or hereinafter constitute-to exercise its powers including the powers conferred by this resolution),-the Board be CONTD
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD and is hereby authorized to create, offer, issue and allot upto-4,60,00,000 (Four Crore Sixty Lacs only) Equity Shares on such date/s as may-be determined by the Board but not later than 12 months from the date of the-resolution (hereinafter referred to as the "Securities") to Qualified-Institutional Buyers (QIBs) as per the SEBI (Issue of Capital and Disclosure-Requirement) , Regulation 2009, whether or not such investors are Members of-the Company, through a placement document(s), at such time or times in one or-more tranche or tranches, at the price of the equity shares or securities to-be issued may be decided at the time of launching the issue by the Board or-any Committee authorised by the Board. Resolved further that the relevant-date for the purpose of pricing of the Securities proposed to be issued in-CONTD
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD accordance with SEBI (Issue of Capital and Disclosure Requirement) ,-Regulation 2009, shall be the date of the meeting in which the Board (which-expression includes Committee constituted to exercise its powers) decides to-open the issue of the Securities, subsequent to the receipt of the-shareholders' approval in terms of section 81(1A) and other applicable-provisions, if any of the Companies Act, 1956 and other applicable laws,-regulations and guidelines in relation to the proposed issue of the-Securities through a Qualified Institutional Placement in accordance with-Chapter VIII of the SEBI (Issue of Capital and Disclosure Requirement) ,-Regulation 2009,as mentioned in the resolution above. Resolved further that-the equity shares allotted in terms of this resolution shall rank pari passu-in all respects with the CONTD
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD then existing equity shares of the Company. Resolved further that the-Board be and is hereby authorised to appoint such consultants, lead managers,-underwriters, guarantors, depositories, custodians, registrars, stabilizing-agent, trustees, bankers, lawyers and any other advisors, professionals and-intermediaries and all such agencies as may be involved or concerned in such-offerings of Specified Securities and to remunerate them by way of-commission, brokerage, fees or the like and to enter into and execute all-contracts, agreements, arrangements / MoUs / documents with such agencies as-may be required or desirable in connection with the issue of Securities.-Resolved further that the Board be and is hereby authorised to delegate all-or any of its power to a Committee duly authorized by the Board to give-effect to CONTD
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD the aforesaid resolutions and is authorised to take such steps and to-do all such acts, deeds, matters and things and accept any alterations or-modification(s) as they may deem fit and proper and give such directions as-may be necessary to settle any question or difficulty that may arise in-regard to issue and allotment of Securities. Resolved further that for the-purpose of giving effect to the above, the Board be and is hereby authorized-on behalf of the Company to take all actions and do all such acts, deeds,-matters and things as it may, in its absolute discretion, deem necessary,-desirable or expedient to the issue or allotment of aforesaid Securities and-listing thereof with the Stock Exchange(s) as appropriate and to resolve and-settle all question and difficulties that may arise in the proposed issue,-offer CONTD
						Non-Voting
LIC HOUSING FINANCE LTD	LICHF IN	46627U737	05-Mar-2012	CONT
CONTD and allotment of any of the said Securities, utilization of the issue-proceeds and to do all acts, deeds and things in connection therewith and-incidental thereto as the Board in its absolute discretion deem fit, without-being required to seek any further consent or approval of the Members or-otherwise to the end and intent that they shall be deemed to have given their-approval thereto expressly by the authority of this resolution
						Non-Voting
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	1
To vote regarding the proposal for the amendment of article 22 of the corporate bylaws for the inclusion of a specific provision relative to the granting of a power of attorney to financial institutions as security for financing
						Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	2	To vote regarding the proposal for the amendment of the corporate bylaws to adapt them to the new version of the Novo Mercado listing regulations of the BM and FBOVESPA	Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	3
To vote regarding the proposal for the amendment of the corporate bylaws, for the purpose of reflecting the verification of the capital increase resulting from the exercise of purchase options for shares of the company
						Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	4	To restate the corporate bylaws of the company as a result of the approval of the items above	Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	CMMT
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
						Non-Voting
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	1
To examine, discuss and vote upon the board of directors annual report, the financial statements, independent auditors report and finance committees report, relating to fiscal year ending December 31, 2011
						Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	2	To decide on the allocation of the net profits from the fiscal year	Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	3	Distribution of dividends	Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	4	To establish the annual, aggregate remuneration of the managers, deciding regarding the proposal approved by the board of directors of the company at a meeting held on February 15, 2012	Management	For	For
EQUATORIAL ENERGIA SA, SAO LUIS	EQTL3 BZ	B128R96	19-Mar-2012	5	To install and elect the members of the finance committee and set their remuneration	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS-ABSTAIN.	Non-Voting
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	1	To consider and approve the minutes of the shareholders' annual general meeting year 2554 (B.E.) held on 28th March 2011	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	2	To acknowledge the board of directors' annual report on the company's performances in the previous year and other activities to be performed in the future	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	3	To consider and approve balance sheet and the statements of income for the fiscal period ended on 31st December 2011	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	4	To consider and approve the appropriation of annual profit year 2011 and dividend payment	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	5	To consider the appointment of the company's auditor and determine the auditor's remuneration	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	6.1	To consider the election of director in place of those retired by rotation: Mr. Trakul Winitnainaiyapak	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	6.2	To consider the election of director in place of those retired by rotation: Mr. Noppol Milinthanggoon	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	6.3	To consider the election of director in place of those retired by rotation: Pol.Lt.Gen. Thavorn Chanyim	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	6.4	To consider the election of director in place of those retired by rotation: Dr. Piyathida Praditbatuga	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	7	To consider and determine the director's remuneration	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	8	To consider and approve the issuance and offering of the company's debenture	Management	For	For
RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C	RATCH TB	6294249 - B0308D5 - B1DDRJ0	26-Mar-2012	9	To consider other businesses (if any)	Management	Abstain	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING ADDS MORE MEETING-AGENDA(S), WE WILL VOTE ABSTAIN ON SUCH AGENDA(S)	Non-Voting
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	1	To certify the Minutes of the Annual General Meeting of Shareholders for year 2554(2011) held on April 25, 2011	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	2	To consider and approve the Company's annual report and acknowledge the operational results for year 2011	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	3	To consider and approve the financial statements for the fiscal year ended 31 December, 2011 and the report of independent auditor	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	4	To consider and approve the allocation of net profit for 2011's operational results	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	5.1	To consider and approve the election of the Company's director: Mr. Rittirong Boonmechote	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	5.2	To consider and approve the election of the Company's director: Mr. Kiti Pilunthanadiloke	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	5.3	To consider and approve the election of the Company's director: Dr. Thamnoon Ananthothai	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	5.4	To consider and approve the election of the Company's director: Mr. Kirati Assakul	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	5.5	To consider and approve the election of the Company's director: Mr. Ravinder Singh Grawel Sarbjit S.	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	6	To consider and approve the remuneration of the Board members for year 2012	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	7
To consider and approve the appointment of the Company's independent auditor from Ernst & Young Office Limited as follow: Mr. Sophon Permsirivallop CPA No. 3182 or Ms. Rungnapa Lertsuwankul CPA No. 3516, Mr. Chayapol Suppasedtanon CPA No. 3972 or Ms. Pimjai Manitkajohnkit CPA No. 4521 and fix the auditing fees for year 2012
						Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	26-Mar-2012	8	To consider other business (if any)	Management	Abstain	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	1	To receive and adopt the Directors' Report and Audited Accounts for the year ended 31 December 2011	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	2	To declare a final tax exempt (one-tier) dividend of 7.9 cents per share for the year ended 31 December 2011	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	3
To re-elect Mr. Low Huan Ping as a Director who retire in accordance with Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92
						Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	4
To re-elect Mr. Alan Ow Soon Sian as a Director who retire in accordance with Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92
						Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	5
To re-elect Ms. Karen Kooi Lee Wah as a Director who retire in accordance with Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92
						Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	6	To re-appoint Mr Reggie Thein to hold office until the next Annual General Meeting pursuant to Section 153(6) of the Companies Act (Chapter 50)	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	7	To approve Directors' fees of SGD 406,999 for the year ended 31 December 2011 (FY2010: SGD 449,904)	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	8	To re-appoint Messrs Ernst & Young LLP as Auditors and authorise the Directors to fix their remuneration	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	9	Issue of shares pursuant to the exercise of options under the M1 Share Option Scheme	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	10	The Proposed Renewal of Share Issue Mandate	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	11	The Proposed Renewal of Share Purchase Mandate	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	12	The Proposed Renewal of the Shareholders' Mandate for Interested Person Transactions	Management	For	For
M1 LTD, SINGAPORE	M1 SP	B04KJ97 - B05J0N4 - B1WQDD6 - B1XDKF7 - B2445Z1	05-Apr-2012	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN TEXT OF RESOLUTION-6. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN.	Non-Voting
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	1	Certified the minutes of the annual general meeting for fiscal year 2012 on 26 March 2012	Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	2
Approved the reduction of registered capital of BAHT 813,450 from BAHT 1,000,000,000 to BAHT 999,186,550 and the amendment to clause 4 of the company's memorandum of association to be consistent with the reduction of registered capital
						Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	3
Approved the increase of registered capital of BAHT 202,813,450 from the current registered capital of BAHT 999,186,550 to the new registered capital of BAHT 1,202,000,000 at par value of BAHT 1 and the amendment to clause 4 of the company's memorandum of association to be consistent with the increase of registered capital
						Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	4.A
Approved the allotment of newly issued ordinary shares from capital increase of the company of not more than 199,908,609 shares at par value of BAHT 1 : allot newly issued ordinary shares of not more than 191,265,882 shares to the companys existing shareholders pro rata to their shareholding, at the price of BAHT 50 per share, at the ratio of 5 existing shares for 1 newly issued ordinary share, whereby any fraction of newly issued ordinary shares shall be disregarded
						Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	4.B
Approved the allotment of newly issued ordinary shares from capital increase of the company of not more than 199,908,609 shares at par value of BAHT 1 : allot newly issued ordinary shares of not more than 8,642,727 shares to shareholders who receive newly issued ordinary shares from convertible debentures conversion and the name of such shareholders is determined in share register book as of 25 April 2012 at the price of BAHT 50 per share, at the ratio of 5 existing shares for 1 newly issued ordinary share, whereby any fraction of newly issued ordinary shares shall be disregarded
						Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	5
Approved the allotment of newly issued ordinary shares from capital increase of the company, in case, there are any shares remaining from the allotment to the shareholders according to their rights offering and from the allotment to shareholders who express their intention to subscribe to newly issued ordinary shares in excess of their proportion according to their rights offering as per agenda 4, the company will allot such remaining shares to specific persons under a private placement scheme (private placement investor). Such price may be lower than 90% of the market price pursuant to the relevant notifications of the capital market supervisory board no. torchor company 28/2551 re: application for permission and grant of permission to offer newly issued shares (as amended)
						Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	6
To consider and approve the allotment of not more than 2,904,841 newly issued ordinary shares, arising from the capital increase of the company, to a reserve for the conversion of convertible debentures. these convertible debentures were allotted to the investor on a private placement basis (private placement) on 27 October 2010 and contain an adjustment mechanism that is triggered by a discounted rights offering of shares to existing shareholders
						Management	For	For
THAI UNION FROZEN PRODUCTS PUBLIC CO LTD	TUF TB	6422716 - B1FP7V6 - B28Z022	10-Apr-2012	7	To consider other matters (if any)	Management	Abstain	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 950305 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
						Non-Voting
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	1	Determination of quorum	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	2	Approval of the minutes of the meeting of stockholders on 11 April 2011	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	3	Annual report and approval of the audited financial statements as of 31 December 2011	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	4	Ratification of all acts and resolutions during the preceding year of the board of directors, executive committee, management committees and officers	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	5
Amendment of the articles of incorporation (seventh article) to retire the redeemable preferred shares with total par value of PHP500M and correspondingly reduce the authorized capital stock by PHP500M
						Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	6	Election of director: Fernando Zobel De Ayala	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	7	Election of director: Jaime Augusto Zobel De Ayala	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	8	Election of director: Gerardo C. Ablaza, Jr.	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	9	Election of director: Antonino T. Aquino	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	10	Election of director: Delfin L. Lazaro	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	11	Election of director: John Eric T. Francia	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	12	Election of director: Akinobu Ogata	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	13	Election of director: Simon Gardiner	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	14	Election of director: Ricardo Nicanor N. Jacinto	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	15	Election of director: Jose L. Cuisia, Jr. (Independent director)	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	16	Election of director: Oscar S. Reyes (Independent director)	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	17	Election of external auditor and fixing of its remuneration	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	18	Consideration of such other business as may properly come before the meeting	Management	Abstain	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	19	Adjournment	Management	For	For
MANILA WATER COMPANY INC	MWC PM	B0684C7 - B085VM5 - B085WF5	16-Apr-2012	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN TEXT OF RESOLUTION-3. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
DELCLIMA S.P.A., TREVISO	DLC IM	B78GKC0 - B7L2JV7 - B7N3510	23-Apr-2012	CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A-SECOND CALL ON 26 APR 2012. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL    REM-AIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
						Non-Voting
DELCLIMA S.P.A., TREVISO	DLC IM	B78GKC0 - B7L2JV7 - B7N3510	23-Apr-2012	1	Financial statements at 31/12/2011, board of directors and auditors, independent auditors report. Any adjournment thereof	Management
DELCLIMA S.P.A., TREVISO	DLC IM	B78GKC0 - B7L2JV7 - B7N3510	23-Apr-2012	2	Remuneration policy 2012	Management
DELCLIMA S.P.A., TREVISO	DLC IM	B78GKC0 - B7L2JV7 - B7N3510	23-Apr-2012	3	Proposal of fees plan. Any adjournment thereof	Management
DELCLIMA S.P.A., TREVISO	DLC IM	B78GKC0 - B7L2JV7 - B7N3510	23-Apr-2012	4	Proposal of authorization to share buyback and disposal. Any adjournment thereof	Management
DELCLIMA S.P.A., TREVISO	DLC IM	B78GKC0 - B7L2JV7 - B7N3510	23-Apr-2012	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF URL LINK. IF YOU HAVE AL-READY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
DELCLIMA S.P.A., TREVISO	DLC IM	B78GKC0 - B7L2JV7 - B7N3510	23-Apr-2012	CMMT	PLEASE NOTE THAT THE ITALIAN LANGUAGE AGENDA IS AVAILABLE BY CLICKING ON THE U-RL LINK: https://materials.proxyvote.com/Approved/99999Z/19840101/NPS_120298.p-df	Non-Voting
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	24-Apr-2012	CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A-SECOND CALL ON 26 APR 2012. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
						Non-Voting
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	24-Apr-2012	1	Financial statements at 31/12/2011, board of auditors and independent auditors report. any adjournment thereof	Management	For	For
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	24-Apr-2012	2	Remuneration policy 2012	Management	For	For
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	24-Apr-2012	3	Proposal of authorization to share buyback and disposal previous revocation of resolution of general meeting of 12/04/2011. any adjournment thereof	Management	For	For
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	24-Apr-2012	CMMT	PLEASE NOTE THAT THE ITALIAN LANGUAGE AGENDA IS AVAILABLE BY CLICKING ON THE U-RL LINK: https://materials.proxyvote.com/Approved/99999Z/19840101/NPS_120297.p-df	Non-Voting
DE LONGHI SPA, TREVISO	DLG IM	7169517 - B020C34 - B1BK2N2 - B28GQ49	24-Apr-2012	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF URL LINK. IF YOU HAVE AL-READY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
						Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	1	Opening the meeting and electing a chairman for the meeting: Fredrik Arp	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	2	Drawing up and approving the register of voters	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	3	Approving the agenda	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	4	Electing one or two people to check the minutes	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	5	Determining whether the meeting has been duly convened	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	6	Presentation of the Annual Report, the auditors' report, the consolidated-accounts and the group auditors' report	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	7	Address by the President and CEO and any shareholder questions for the Board-of Directors and the company management	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	8.a	Resolution on adopting the income statement and balance sheet and the consolidated income statement and balance sheet	Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	8.b	Resolution on disposal of profit in accordance with the adopted balance sheet	Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	8.c	Resolution on discharging the members of the Board of Directors and the President from liability	Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	9
The Nomination Committee has notified the company that it will recommend that the Annual General Meeting resolves: That the Board of Directors should consist of seven ordinary members and no deputies. That there should be one auditor and one deputy auditor
						Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	10	Determining the fees payable to the Board of Directors and the auditors	Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	11
Electing the Board members, deputy Board members, auditors and deputy auditors: That the Board members Fredrik Arp, Gun Bostrom, Henrik Jorlen, Anna Malm Bernsten, Erik Paulsson, Hans Porat and Lars-Ake Rydh should be re-elected. That Fredrik Arp should be nominated as Chairman of the Board for the period until the end of the next Annual General Meeting. That Authorised Public Accountant Alf Svensson should be appointed as auditor and Authorised Public Accountant Camilla Alm Andersson as deputy auditor, both of whom work for KPMG, for the period until the end of the first Annual General Meeting of 2013
						Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	12	Resolution on guidelines for remuneration and other terms of employment for senior executives	Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	13	Resolution on the Nomination Committee ahead of the next Annual General Meeting	Management	For	For
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	14	Any other business	Non-Voting
NOLATO AB	NOLAB SS	4589710 - 4621957 - B1L53J0 - B2903P0 - B3BJ7X8	24-Apr-2012	15	Conclusion of the meeting	Non-Voting
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	1	To receive and adopt the 2011 Report and Accounts	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	2	To elect Susan Kilsby as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	3	To re-elect Mark Harper as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	4	To re-elect Michael Harper as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	5	To re-elect Mark Hoad as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	6	To re-elect Nick Land as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	7	To re-elect Simon Pryce as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	8	To re-elect Peter Ratcliffe as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	9	To re-elect Hansel Tookes as a director	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	10	To re-appoint Deloitte LLP as auditors	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	11	To authorise the directors to fix the auditors' remuneration	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	12	To declare a dividend of 9.95 cents per share on the ordinary shares of the Company	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	13	To grant the directors authority to allot relevant securities	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	14	To approve the disapplication of pre-emption rights	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	15	To authorise the Company to make market purchases of ordinary shares	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	16	To approve the Directors' Remuneration Report	Management	For	For
BBA AVIATION PLC, LONDON	BBA LN	B1FP891 - B1HMDZ1 - B288KL0	24-Apr-2012	17	That a general meeting of the Company other than an annual general meeting may be called on not less than 14 clear days' notice	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	1	To receive and adopt the Directors' Report and the Audited Financial Statements of the Company for the year ended 31 December 2011 together with the Auditors' Report thereon	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	2
To declare a first and final dividend of 1.0 cent per share tax exempt (one-tier) and a special dividend of 0.5 cent per share tax exempt (one-tier) for the year ended 31 December 2011 (2010: 1.0 cent)
						Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	3	To re-elect the following Director retiring pursuant to Article 104 of the Company's Articles of Association: Mr George Quek Meng Tong	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	4	To re-elect the following Director retiring pursuant to Article 104 of the Company's Articles of Association: Mr Ong Kian Min	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	5	To approve the payment of Directors' fees of SGD 168,000 for the year ended 31 December 2011 (2010: SGD 124,000)	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	6	To re-appoint Messrs Ernst & Young LLP as the Auditors of the Company and to authorise the Directors of the Company to fix their remuneration	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	7	Authority to issue shares	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	8	Authority to issue shares under the BreadTalk Group Limited Employees' Share Option Scheme	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	9	Authority to issue shares under the BreadTalk Group Limited Restricted Share Grant Plan	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	10	Authority to grant awards to Participants pursuant to the Rules of, and issue shares under, the Plan: Name of Participant: Controlling Shareholder: Mr George Quek Meng Tong	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	11	Authority to grant awards to Participants pursuant to the Rules of, and issue shares under, the Plan: Name of Participant: Controlling Shareholder: Ms Katherine Lee Lih Leng	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	12	Authority to grant awards to Participants pursuant to the Rules of, and issue shares under, the Plan: Name of Participant: Associates of Controlling Shareholder: Mr Frankie Quek Swee Heng	Management	For	For
BREADTALK GROUP LTD	BREAD SP	6630025 - B0216K2	25-Apr-2012	13	Renewal of Share Purchase Mandate	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
						Non-Voting
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	CMMT
SHARES HELD IN AN OMNIBUS/NOMINEE ACCOUNT NEED TO BE RE-REGISTERED IN THE-BENEFICIAL OWNERS NAME TO BE ALLOWED TO VOTE AT MEETINGS. SHARES WILL BE-TEMPORARILY TRANSFERRED TO A SEPARATE ACCOUNT IN THE BENEFICIAL OWNER'S NAME-ON THE PROXY DEADLINE AND TRANSFERRED BACK TO THE OMNIBUS/NOMINEE ACCOUNT THE-DAY AFTER THE MEETING.
						Non-Voting
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	1	Opening of the Annual General Meeting by the Chair of the Board, including-registration of shareholders present	Non-Voting
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	2	Election of meeting chair and a person to co-sign the minutes together with the meeting chair	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	3	Approval of the notice of meeting and agenda	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	4	Information about the business	Non-Voting
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	5	Approval of the annual accounts for 2011 and the Board of Directors' report, including approval of the dividend for the accounting year 2011, at NOK 1,80 per share	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	6	Authorisation of the Board of Directors to acquire the Company's shares in the market for implementation of the share savings plan for employees and the management	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	7	Authorisation to acquire shares in the market for subsequent cancellation	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	8	Discussion of the Board of Directors' statement regarding establishment of salaries and other remuneration to key personnel, CF Section 6-16 a of the Public Limited Companies Act	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	9	Election of external auditor: KPMG is elected as the external auditor for Statoil Fuel & Retail ASA and the Group	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	10	Approval of remuneration to the auditor	Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	11
Election of members of the Board of Directors: Birger Magnus is elected as member and Chair of the Board of Directors for a period of up to two years. Marthe Hoff is elected as member of the Board of Directors for a period of up to two years. Per Bjorgas is elected as member of the Board of Directors for a period of up to two years. Ann-Charlotte Lunden is elected as member of the Board of Directors for a period of up to two years. Jon Arnt Jacobsen is elected as member of the Board of Directors for a period of up to two years
						Management	For	For
STATOIL FUEL & RETAIL ASA, OSLO	SFR NO	B4JT5R7 - B4JZY78 - B5PTJQ5 - B5SM7P6	26-Apr-2012	12	Establishment of remuneration to the Board of Directors	Management	For	For
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 968704 DUE TO SPLITTING OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
						Non-Voting
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
						Non-Voting
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
						Non-Voting
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	CMMT
SHARES HELD IN AN OMNIBUS/NOMINEE ACCOUNT NEED TO BE RE-REGISTERED IN THE BENE-FICIAL OWNERS NAME TO BE ALLOWED TO VOTE AT MEETINGS. SHARES WILL BE TEMPORARI-LY TRANSFERRED TO A SEPARATE ACCOUNT IN THE BENEFICIAL OWNER'S NAME ON THE PRO-XY DEADLINE AND TRANSFERRED BACK TO THE OMNIBUS/NOMINEE ACCOUNT THE DAY AFTER-THE MEETING.
						Non-Voting
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	1	Opening of the meeting by one Board member and registration of attending share-holders	Non-Voting
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	2	Election of chairman of the meeting and at least one person to co-sign the minutes with the chairman	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	3	Approval of the notice of meeting and agenda	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	4	Approval of the annual financial statement, and the annual report for 2011	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	5	Payment to shareholders: The board propose that the general meeting resolves a payment to shareholders of NOK 0.50 per share as a repayment of the share premium fund	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	6	Approval of Auditor's remuneration	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	7	Remuneration for the members of the Board of Directors and the nomination committee	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	8	Declaration of principles for the Company's remuneration policy towards top management	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	9	Election of members to the nomination committee	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	10.a	Reelection of Judy Bollinger as chairman of the Board	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	10.b	Reelection of Arnold Rorholt as member of the Board	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	10.c	Election of Jan Petter Collier as a Board member and with Arild Engh as a personal deputy	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	11	Reduction of the Company's share premium fund. The board's proposal is enclosed hereto	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	12	Power of attorney to purchase own shares	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012	13	Power of attorney to issue new shares	Management	Against	Against
ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	4333058 - B05F2S1 - B1VVWR9 - B28DWK8	26-Apr-2012
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE MODIFICATION IN THE TEXT OF-THE RESOLUTION 4.IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
						Non-Voting
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA	TFI IM	4181428 - 5731446 - B010GD3 - B137VL2 - B28MY65	27-Apr-2012	CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A-SECOND CALL ON 28 APR 2012 AT 1100. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS-WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
						Non-Voting
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA	TFI IM	4181428 - 5731446 - B010GD3 - B137VL2 - B28MY65	27-Apr-2012	1
Approval of financial statements at 31/12/2011. Consolidated financial statements at 31/12/2011. Board of directors, board of auditors and independent auditors report. Destination of profit. Any adjournment thereof
						Management	For	For
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA	TFI IM	4181428 - 5731446 - B010GD3 - B137VL2 - B28MY65	27-Apr-2012	2	Authorization to buy and sell own shares. Any adjournment thereof	Management	For	For
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA	TFI IM	4181428 - 5731446 - B010GD3 - B137VL2 - B28MY65	27-Apr-2012	3	Resolutions concerning the first section of remuneration report pursuant to art. 123 ter of legislative decree no. 58 dated February 24TH 1998	Management	For	For
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA	TFI IM	4181428 - 5731446 - B010GD3 - B137VL2 - B28MY65	27-Apr-2012	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ARTICLE NUMBERS IN RESOL-UTION NO.3. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA	TFI IM	4181428 - 5731446 - B010GD3 - B137VL2 - B28MY65	27-Apr-2012	CMMT	PLEASE NOTE THAT THE ITALIAN LANGUAGE AGENDA IS AVAILABLE BY CLICKING ON THE U-RL LINK: https://materials.proxyvote.com/Approved/99999Z/19840101/NPS_120896.p-df	Non-Voting
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS ABSTAIN.	Non-Voting
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	1	To certify the minutes of the annual general meeting of shareholders no. 18/2011 held on 29 April 2011	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	2	To acknowledge the company's performance for the year 2011	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	3	To approve the balance sheets and the profit and loss statements for the fiscal period ended 31 December 2011	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	4	To approve the declaration of dividend payment for the year 2011	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	5.1	To approve the appointment of director in place of who retired by rotation: Mr. Richard David Han	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	5.2	To approve the appointment of director in place of who retired by rotation: Mr. Martin Enno Horn	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	6	To approve the director's remuneration for the year 2012	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	7	To approve the appointment of the external auditors of the company for the year 2012 and fix the remuneration	Management	For	For
HANA MICROELECTRONICS PUBLIC CO LTD	HANA TB	B019VS0 - B01BNT1 - B03VY63 - B407NK9 - B4544S0 - B7RLDJ4	30-Apr-2012	8	Other business (if any)	Management	Abstain	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
						Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	1	Opening of the meeting	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	2	Election of the chairman of the meeting : Anders Bulow	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	3	Preparation and approval of the voting list	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	4	Election of one or two persons to check the minutes	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	5	Determination of whether the meeting has been duly convened	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	6	Approval of the agenda of the annual general meeting	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	7	Presentation of the annual report and the auditor's report, and the-consolidated financial statements and the consolidated audit report	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	8	Speech by the president	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	9	Report on the work of the board of directors and the board committees	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	10a	Resolution on adoption of the income statement and balance sheet, and of the consolidated income statement and the consolidated balance sheet	Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	10b
Resolution on disposition of the company's profit or loss in accordance with the approved balance sheet and record date, in case the annual general meeting decides a dividend : The board of directors proposes a dividend of SEK 3.50 per share and that the record date for the dividend be 8 May 2012. If the annual general meeting approves this proposal, payment through Euroclear Sweden AB is estimated to be made on 11 May 2012
						Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	10c	Resolution on discharge from personal liability of the directors and the president	Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	11	Report on the work of the nomination committee	Non-Voting
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	12	Resolution on the number of directors	Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	13	Resolution on the remuneration to be paid to the chairman of the board of directors, the other directors and to the auditor	Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	14
Election of directors, chairman of the board and auditor: The nomination committee has proposed re-election of the directors Anders Bulow, Tina Andersson, Tomas Gustafsson, Pia Rudengren and Magnus Yngen. Anders Bulow is proposed to be re-elected as chairman of the board of directors. The nomination committee also proposes re-election of the registered public accounting firm PricewaterhouseCoopers AB for the period until the end of the next annual general meeting. PricewaterhouseCoopers AB will appoint Eva Carlsvi to be auditor in charge
						Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	15	The proposal by the board of directors to authorize the board of directors to resolve on issues of shares, warrants and/or convertibles	Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	16	The proposal by the board of directors regarding guidelines for remuneration to the executive management	Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	17	The nomination committee's proposal regarding the nomination committee	Management	For	For
DUNI AB	DUNI SS	B03RSL4 - B2NC6Q4 - B2R9DT3	03-May-2012	18	Closing of the meeting	Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012
PLEASE NOTE THAT DEPENDING ON THE PROCESSING OF THE LOCAL SUB CUSTODIAN THESE-SHARES MAY BE BLOCKED IN THE EVENT THAT THE ISSUER HAS ANNOUNCED THAT SHARES M-UST BE DEPOSITED WITH A CREDIT INSTITUTION IN ORDER TO EXERCISE ONES VOTING AN-D ATTENDANCE RIGHTS. PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE TO OBTA-IN BLOCKING INFORMATION FOR YOUR ACCOUNTS.
						Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012
COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 19 APR 2012. FURTHER INFORMATION ON C-OUNTER PROPOSALS CAN BE FOUND DIRECTLY ON THE ISSUER'S WEBSITE (PLEASE REFER T-O THE MATERIAL URL SECTION OF THE APPLICATION). IF YOU WISH TO ACT ON THESE IT-EMS, YOU WILL NEED TO REQUEST A MEETING ATTEND AND VOTE YOUR SHARES DIRECTLY A-T THE COMPANY'S MEETING. COUNTER PROPOSALS CANNOT BE REFLECTED IN THE BALLOT O-N PROXYEDGE.
						Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012	1.
Presentation of the financial statements and annual report for the 2011 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts, the group annual report, the report pursuant to Sections 289(4), 289(5) a-nd 315(4) of the German Commercial Code, and approval of the financial stateme-nts as per December 31, 2011
						Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012	2.
Resolution on the appropriation of the distributable profit of EUR 158,221,372-.26 as follows: Payment of a dividend of EUR 0.19 per preferred share and EUR-0.13 per ordinary share EUR 155,694,072.26 shall be carried forward Ex-dividen-d and payable date: May 7, 2012
						Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012	3.	Ratification of the acts of the General Partner	Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012	4.	Ratification of the acts of the Supervisory Board	Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012	5.	Appointment of auditors for the 2012 financial year: PricewaterhouseCoopers AG-, Hamburg	Non-Voting
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	4280303 - 5169218 - B28GTT5 - B3BGZ13	04-May-2012	6.
Authorization to acquire own shares The general partner shall be authorized to-acquire ordinary and/or preferred shares of the company of up to 10 pct. of i-ts share capital, at prices not deviating more than 10 pct. from the market pr-ice of the shares, on or before May 3, 2017. The general partner shall be auth-orized to use the shares for all legally permissible purposes, especially to r-etire the shares, to dispose of the shares in a manner other than the stock ex-change or a rights offering if the shares are sold at a price not materially b-elow their market price, to use the shares for acquisition purposes, and to of-fer the shares to executives and employees of the company and its affiliates
						Non-Voting
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	1	To receive and adopt the Annual Report and Accounts for the year ended 31 December 2011	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	2	To approve the Remuneration Committee's report	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	3	To declare a final dividend of 12.5p per ordinary share	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	4	To re-appoint Michael Harper as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	5	To re-appoint Stephen Bird as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	6	To re-appoint Simon Beresford-Wylie as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	7	To re-appoint Carolyn Fairbairn as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	8	To re-appoint Paul Hayes as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	9	To re-appoint John Hughes as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	10	To re-appoint John McDonough as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	11	To re-appoint Nigel Moore as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	12	To re-appoint Maria Richter as a director	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	13	To re-appoint KPMG Audit Plc as auditors of the Company	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	14	To authorise the directors to determine the remuneration of the auditors	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	15	To renew the authority for directors to allot relevant securities	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	16	To authorise directors to allot equity shares or sell any ordinary shares which the company held in treasury for cash and to disapply pre-emption rights in connection with such allotments or sales	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	17	To renew the authority for the Company to make market purchases of its own shares	Management	For	For
THE VITEC GROUP PLC	VTC LN	0929666 - B073F84	08-May-2012	18	Notice period for general meetings	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
						Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
						Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	1	Opening of the Meeting	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	2	Election of Chairman of the Meeting: Alf Goransson	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	3	Preparation and approval of the voting list	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	4	Approval of the agenda	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	5	Election of one or two person(s) to approve the minutes	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	6	Determination of compliance with the rules of convocation	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	7	The President's report	Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	8
Presentation of (a) the Annual Report and the Auditor's Report and the-Consolidated Financial Statements and the Group Auditor's Report, (b) the-statement by the auditor on the compliance with the guidelines for-remuneration to management applicable since the last AGM, and (c) the Board's-proposal for appropriation of the company's profit and the Board's motivated-statement thereon
						Non-Voting
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	9.a	Resolution regarding adoption of the Statement of Income and the Balance Sheet and the Consolidated Statement of Income and the Consolidated Balance Sheet as per 31 December 2011	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	9.b	Resolution regarding appropriation of the company's profit according to the adopted Balance Sheet	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	9.c	Resolution regarding record date for dividend	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	9.d	Resolution regarding discharge of the Board of Directors and the President from liability for the financial year 2011	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	10	Determination of the number of Board members	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	11	Determination of fees to Board members	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	12
Election of Board members: The Nomination Committee proposes re-election of the Board members Signhild Arnegard Hansen, Lars Blecko, Marie Ehrling, Alf Goransson, Jan Svensson and Ulrik Svensson for the period up to and including the AGM 2013, with Alf Goransson as Chairman of the Board
						Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	13
Election of members of the Nomination Committee: The Nomination Committee in respect of the AGM 2013 shall have five members. Mikael Ekdahl (Melker Schorling AB), Marianne Nilsson (Swedbank Robur fonder) and Per-Erik Mohlin (SEB Fonder/SEB Trygg Liv) shall be re-elected and new election of Frank Larsson (Handelsbanken Fonder) and Jan Svensson (Investment AB Latour etc.). Jan Svensson shall be elected Chairman of the Nomination Committee
						Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	14	Determination of guidelines for remuneration to management	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	15.a
Resolution regarding the implementation of an incentive scheme, including hedging measures, through the authorization of the Board to resolve on acquisition of treasury shares on the stock exchange, and the transfer of treasury shares to participants of the incentive scheme and authorization of the Board to resolve on transfer of treasury shares as a result of the incentive scheme
						Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	15.b	IN THE EVENT RESOLUTION 15.1 DOES NOT OBTAIN A SUFFICIENT MAJORITY: Alternative resolution regarding the implementation of an incentive scheme, by entering into a share swap agreement	Management	For	For
LOOMIS AB, SOLNA	LOOMB SS	B3K7KL2 - B3KJZJ1 - B3L1615 - B3L9ZR8	08-May-2012	16	Closing of the Meeting	Non-Voting
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012
ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC CONFLICTS OF INTEREST IN CONNECTI-ON WITH SPECIFIC ITEMS OF THE AGENDA FOR THE GENERAL MEETING YOU ARE NOT ENTIT-LED TO EXERCISE YOUR VOTING RIGHTS. FURTHER, YOUR VOTING RIGHT MIGHT BE EXCLUD-ED WHEN YOUR SHARE IN VOTING RIGHTS HAS REACHED CERTAIN THRESHOLDS AND YOU HAV-E NOT COMPLIED WITH ANY OF YOUR MANDATORY VOTING RIGHTS NOTIFICATIONS PURSUANT-TO THE GERMAN SECURITIES TRADING ACT (WHPG). FOR QUESTIONS IN THIS REGARD PLE-ASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE FOR CLARIFICATION. IF YOU DO NO-T HAVE ANY INDICATION REGARDING SUCH CONFLICT OF INTEREST, OR ANOTHER EXCLUSIO-N FROM VOTING, PLEASE SUBMIT YOUR VOTE AS USUAL. THANK YOU.
						Non-Voting
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012
For German registered shares, the shares have to be registered within the comp-any's shareholder book. Depending on the processing of the local sub custodian-if a client wishes to withdraw its voting instruction due to intentions to tr-ade/lend their stock, a Take No Action vote must be received by the vote deadl-ine as displayed on ProxyEdge to facilitate de-registration of shares from the-company's shareholder book. Any Take No Action votes received after the vote-deadline will only be forwarded and processed on a best effort basis. Please c-ontact your client services representative if you require further information.-Thank you.
						Non-Voting
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012
COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 24.04.2012. FURTHER INFORMATION ON CO-UNTER PROPOSALS CAN BE FOUND DIRECTLY ON THE ISSUER'S WEBSITE (PLEASE REFER TO-THE MATERIAL URL SECTION OF THE APPLICATION). IF YOU WISH TO ACT ON THESE ITE-MS, YOU WILL NEED TO REQUEST A MEETING ATTEND AND VOTE YOUR SHARES DIRECTLY AT-THE COMPANY'S MEETING. COUNTER PROPOSALS CANNOT BE REFLECTED IN THE BALLOT ON-PROXYEDGE.
						Non-Voting
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	1.
Presentation of the financial statements and annual report for the 2011 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and group annual report as well as the report by the Board of Managing Dir-ector's pursuant to Sections 289(4) and 315(4) of the German Commercial Code
						Non-Voting
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	2.
Resolution on the appropriation of the distributable profit of EUR 506,791,903.79 as follows: Payment of a dividend of EUR 1 per no-par share EUR 378,780,887.79 shall be carried forward Ex-dividend and payable date: May 10, 2012
						Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	3.	Ratification of the acts of the Board of Managing Director's	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	4.	Ratification of the acts of the Supervisory Board	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	5.a	Election to the Supervisory Board: Maximilian Ardelt	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	5.b	Election to the Supervisory Board: Arnold Bahlmann	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	5.c	Election to the Supervisory Board: Marten Henderson	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	5.d	Election to the Supervisory Board: Boris Maurer	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	5.e	Election to the Supervisory Board: Axel Rueckert	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	5.f	Election to the Supervisory Board: Achim Weiss	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	6.	Appointment of auditors for the 2012 financial year: PricewaterhouseCoopers, Frankfurt	Management	For	For
FREENET AG, BUEDELSDORF	FNTN GR	B1SK0S6 - B1TS540 - B28H8L3	09-May-2012	7.
Resolution on the creation of new authorized capital and the amendment to the articles of association The Board of Managing Director's shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 12,800,000 through the issue of new bearer no-par shares against contributions in cash and/or kind, for a period of five years
						Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	1	To receive and consider the financial statements for the year ended 31 December 2011 together with the reports of the Directors and the auditors thereon	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	2	To declare a final dividend of 4.94 cent per share on the ordinary shares for the year ended 31 December 2011	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.a	To re-appoint John Callaghan as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.b	To re-appoint William Carroll as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.c	To re-appoint Henry Corbally as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.d	To re-appoint David Farrell as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.e	To re-appoint James Gannon as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.f	To re-appoint Patrick Gleeson as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.g	To re-appoint Paul Haran as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.h	To re-appoint Brendan Hayes as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.i	To re-appoint Liam Herlihy as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.j	To re-appoint Martin Keane as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.k	To re-appoint Michael Keana as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.l	To re-appoint Jerry Liston as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.m	To re-appoint Matthew Merrick as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.n	To re-appoint John Moloney as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.o	To re-appoint John Murphy as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.p	To re-appoint Patrick Murphy as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.q	To re-appoint William Murphy as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.r	To re-appoint Eamon Power as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.s	To re-appoint Robert Prendergast as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.t	To re-appoint Siobhan Talbot as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	3.u	To re-appoint Kevin Toland as a Director, in accordance with the provisions of the UK Corporate Governance Code, who retire and, being eligible, offer himself for re-appointment	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	4	To authorise the Directors to fix the remuneration of the auditors for the 2012 financial year	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	5	To receive and consider the Remuneration Committee Report for the year ended 31 December 2011	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	6	Authority to allot shares	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	7	Disapplication of pre-emption rights	Management	Against	Against
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	8	Purchase of Company shares	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	9	Treasury shares	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	10	Authorisation to retain the power to hold EGMs on 14 days notice	Management	For	For
GLANBIA PLC	GLB ID	0066950 - 4005409 - 4058629 - B08LM19 - B1GKGG8	09-May-2012	11	Authorisation to amend the 2008 Long Term incentive Plan	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 935475 DUE TO RECEIPT OF D-IRECTORS NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
						Non-Voting
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	CMMT
BLOCKING OF REGISTERED SHARES IS NOT A LEGAL REQUIREMENT IN THE SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR RECONCILIATION AND RE-REGISTRATION FOLLOWING A TRADE. IF YOU H-AVE CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT YOUR CLIENT SERVICE REPRE-SENTATIVE.
						Non-Voting
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.1	Business report, annual accounts and consolidated accounts 2011	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.2	Discharge of the bodies in charge	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.3	Appropriation of the net profit	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.4.1	Re-election of Claude R. Cornaz as board of director for the term 2012-2014	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.4.2	Re-election of Pascal Cornaz as board of director for the term 2012-2014	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.4.3	Re-election of Rudolf W. Fischer as board of director for the term 2012-2014	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.4.4	Re-election of Richard Fritschi as board of director for the term 2012-2014	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.4.5	Re-election of Jean-Philippe Rochat as board of director for the term 2012-2014	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.4.6	Re-election of Hans R. Rueegg as board of director for the term 2012-2014	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.4.7	Election of Soenke Bandixen as board of director for the term 2012-2014	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	A.5	Election of the auditors: Ernst and Young S.A. Zurich	Management	For	For
VETROPACK HOLDING SA, SAINT-PREX	VET SW	5166060 - B1CC3R8 - B3B2C98	09-May-2012	B	Additional and/or counter-proposals	Management	Abstain	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
						Non-Voting
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
						Non-Voting
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	CMMT
SHARES HELD IN AN OMNIBUS/NOMINEE ACCOUNT NEED TO BE RE-REGISTERED IN THE BENE-FICIAL OWNERS NAME TO BE ALLOWED TO VOTE AT MEETINGS. SHARES WILL BE TEMPORARI-LY TRANSFERRED TO A SEPARATE ACCOUNT IN THE BENEFICIAL OWNER'S NAME ON THE PRO-XY DEADLINE AND TRANSFERRED BACK TO THE OMNIBUS/NOMINEE ACCOUNT THE DAY AFTER-THE MEETING.
						Non-Voting
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 958104 DUE TO CHANGE IN AG-ENDA. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU W-ILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
						Non-Voting
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	1	Approval of the appointments of Mr. Adri Baan as a chairman and Mrs. Teska van Vuren as a secretary of the AGM	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	2	Approval of the notice of the AGM and the agenda	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	3	Approval of the minutes of last year's AGM	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	4	Adoption of the financial statements of the Company 2011	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	5	Approval of profit distribution	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	6
Approval of the amendment of the Bye-Laws 3.1 and 5.1 of the Company to provide for (i) preference shares (ii) an increase in the authorized capital of the Company and (iii) confirmation of the ability of shareholders to authorize share issuances at special general meetings as well as the annual general meeting
						Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	7	Authorization of the Board of Directors to create and finally determine the rights of preference shares with rights generally as outlined in Annex II and attach the same to the Bye-laws	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	8	Approval of an increase in the authorized capital of the Company by the creation of 25,000 preference shares of par value USD 5.00 each and 20,000,000 common shares of par value USD 5.00 each	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	9
Approval of the authorization of the Board of Directors to issue up to 25,000 preference shares and up to 20,000,000 common shares from the authorized but unissued share capital in the Company in relation to the financing and/or refinancing of the Transaction (as defined in the Notice), and to issue up to 10,000,000 common shares in relation to the possible conversion of the preference shares
						Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	10.a	Re-appointment of Adri Baan as a Director for two years or until the close of the AGM in 2014 whichever comes later	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	10.b	Re-appointment of Tom Ehret as a Director for two years or until the close of the AGM in 2014 whichever comes later	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	10.c	Re-appointment of Jaap van Wiechen as a Director for two years or until the close of the AGM in 2014 whichever comes later	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	11	Appointment of Adri Baan as Chairman of the Board until the close of the AGM in 2013	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	12	Re-appointment of Wim van Vonno as Chairman of the Nomination Committee and of Adri Baan as member of the Nomination Committee until the close of the AGM in 2014	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	13	Appointment of KPMG Accountants N.V as an Independent auditor and approval of their remuneration	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	14	Approval of the remuneration of the Directors	Management	For	For
DOCKWISE LTD, HAMILTON	DOCK NO	B1P5824 - B1Q2K39 - B1WGF52 - B29F322	09-May-2012	15	Approval of authorization of the Board of Directors to issue shares for management remuneration	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/2012/0327/LTN20120327403.pdf	Non-Voting
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	1
To receive and adopt the audited consolidated financial statements of the Company and its subsidiaries and the reports of the directors and of the independent auditor for the year ended 31 December 2011
						Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	2	To declare a final dividend for the year ended 31 December 2011	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	3.a	To re-elect Mr. Shan Huei Kuo as director	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	3.b	To re-elect Mr. Siu Ki LAU as director	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	3.c	To re-elect Mr. Sui-Yu Wu as director	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	4	To authorise the board of directors to fix the remuneration of the directors for the year ending 31 December 2012	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	5	To re-appoint Messrs. Deloitte Touche Tohmatsu as auditors and to authorise the board of directors to fix their remuneration	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	6	To grant a general mandate to the directors to repurchase its shares not exceeding 10% of the total number of shares in issue of the Company	Management	For	For
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	7	To grant a general mandate to the directors to issue, allot and deal with the unissued shares not exceeding 20% of the total number of shares in issue of the Company	Management	Against	Against
SAMSON HOLDING LTD, GEORGE TOWN	531 HK	B0LMBV2 - B0QFN43 - B0Z40F1	10-May-2012	8	To extend the general mandate granted to the directors to issue unissued shares by adding to it the number of shares repurchased	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	1	To receive the accounts of the Company for the financial year ended 31 December 2011, together with the reports of the directors and of the auditors on those accounts	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	2	To approve the directors' remuneration report for the year ended 31 December 2011	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	3	To declare a final dividend for 2011	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	4	To re-elect Mr J D Woyda, who retires by rotation, as a director of the Company	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	5	To re-elect Mr E W Warner, who retires by rotation, as a non-executive director of the Company	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	6	To re-appoint PricewaterhouseCoopers LLP as auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	7	To authorise the directors of the company to agree the remuneration of the auditors	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	8	To authorise the directors to allot shares up to the specified amount	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	9	To authorise the directors to allot shares (and sell treasury shares)for cash without making a pre-emptive offer to shareholders	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	10	To authorise the Company to purchase its own shares	Management	For	For
CLARKSON PLC	CKN LN	0201836 - B05P1D9	11-May-2012	11	That the holding of general meetings on not less than 14 clear days' notice be duly approved	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/2012/0329/LTN201203292173.pdf	Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	1	To consider and approve the report of the Board of Directors of the Company for the year ended 31 December 2011	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	2	To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2011	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	3	To consider and approve the audited financial statements and the report of the auditors of the Company for the year ended 31 December 2011	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	4	To consider and approve the Company's profit distribution plan and declaration of a final dividend and a special dividend for the year ended 31 December 2011	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	5	To consider and approve the remuneration of Directors and supervisors of the Company for the year ended 31 December 2011	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	6
To consider and approve the re-appointment of Deloitte Touche Tohmatsu and Deloitte Touche Tohmatsu CPA Ltd. as the international and PRC auditors of the Company for the year 2012 respectively and to authorize the Board to fix the remunerations of the international and PRC auditors of the Company
						Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	7	To approve and confirm the Agreement, and the terms and conditions thereof and the transactions contemplated thereunder and the implementation thereof	Management	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO LTD	811 HK	B1XCJB3 - B1Y96V2 - B3BV6H1	17-May-2012	8
To approve, ratify and confirm the authorization to any one of the Directors for and on behalf of the Company, among other matters, to sign, execute, perfect, deliver or to authorize signing, executing, perfecting and delivering all such documents and deeds, to do or authorize doing all such acts, matters and things as they may in their discretion consider necessary, expedient or desirable to give effect to and implement the Agreement, and to waive compliance from or make and agree such variations of a non-material nature to any of the terms of the Agreement they may in their discretion consider to be desirable and in the interests of the Company and Shareholders as a whole and all the Directors' acts as aforesaid
						Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	1	To receive the Accounts for the year ended 1 January 2012	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	2	To approve the Director's remuneration report for the year ended 1 January 2012	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	3	To declare a final dividend of 6.5 pence per share for the year ended 1 January 2012	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	4	To re-elect Alan Jackson as Director	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	5	To re-elect Andrew Page as Director	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	6	To re-elect Stephen Critoph as Director	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	7	To re-elect Trish Corzine as Director	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	8	To re-elect Tony Hughes as Director	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	9	To re-elect Simon Cloke as Director	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	10	To re-appoint the Auditor and to authorise the Directors to determine their remuneration	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	11	To authorise the Directors to allot shares up to a maximum nominal amount of GBP18,773,553	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	12	To waive pre emption rights in certain circumstances	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012	13	To authorise the Company to purchase its own shares	Management	For	For
THE RESTAURANT GROUP PLC, GLASGOW	RTN LN	B0YG1K0 - B11Y4K5 - B1RC823	17-May-2012
PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN THE TEXT OF THE RES-OLUTION 3 AND 11.IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 973039 DUE TO CHANGE IN VO-TING STATUS FOR RESOLUTION 1. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL-BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK Y-OU.
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUC-TIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJE-CTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTA-TIVE
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	1	Receive special board report re item 2.1	Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	2.1	Renew authorization to increase share capital within the framework of authorized capital	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	2.2	Amend articles to reflect changes in capital	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	3	Authorize implementation of approved resolutions and filing of required documents/formalities at trade registry	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A SE-COND CALL ON 15 JUN 2012. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF SECOND CALL COMMENT. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 974188 DUE TO SPLITTING OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUC-TIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJE-CTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTA-TIVE
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	1	Examination and discussion of the reports of the Board of Directors on the unc-onsolidated and consolidated annual accounts relating to the financial year en-ding 31 December 2011	Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	2
Examination and discussion of the auditor's report on the unconsolidated accou-nts relating to the financial year ending 31 December 2011 and the auditor's r-eport on the consolidated annual accounts to the financial year ending 31 Dece-mber 2011
						Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	3	Examination, discussion and approval of the unconsolidated annual accounts for the financial year ending on 31 December 2011 and of the proposed appropriation of the result	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	4	Examination and discussion of the consolidated annual accounts for the financi-al year ended on 31 December 2011	Non-Voting
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.1	Discharge Mr. Philip Ghekiere	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.2	Discharge Mr. Joost Bert	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.3	Discharge Mr. Eddy Duquenne	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.4	Discharge nv Pentascoop represented by Ms. Marie-Suzanne Bert-Vereecke	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.5	Discharge BVBA Management Center Molenberg represented by Mr. Geert Vanderstappen	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.6	Discharge Mr. Marc Van Heddeghem	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.7	Discharge BVBA Marion Debruyne represented by Ms. Marion Debruyne	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	5.8	Discharge Gobes Comm. V. represented by Raf Decaluwe	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	6	Discharge of auditor	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	7.1
On a proposal of the Board of Directors, assisted for this purpose by the Nomination and Remuneration Committee, re-appointment of BVBA Marion Debruyne, with enterprise number VAT BE 0808.178.264, RLP Kortrijk, with as permanent representative Ms Marion Debruyne, as director of the Company for a period running from 18 May 2012 to the end of the annual meeting to be held in 2015. She retains the capacity of independent director since she satisfies the criteria of Article 526ter of the Companies Code and the Corporate Governance Charter
						Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	7.2
On the proposal of the Board of Directors, assisted for this purpose by the Nomination and Remuneration Committee, re-appointment of Comm V. Gobes with enterprise number VAT BE 0807.795.412, RLP Kortrijk, with as permanent representative Mr Rafael Decaluwe, as director of the Company for a period running from 18 May 2012 to the end of the annual meeting to be held in 2015. He retains the capacity of independent director since he satisfies the criteria of Article 526ter of the Companies Code and the Corporate Governance Charter
						Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	7.3
On the proposal of the Board of Directors, assisted for this purpose by the Nomination and Remuneration Committee, re-appointment of Mr Philip Ghekiere as director of the Company, for a period running from 18 May 2012 to the end of the annual meeting to be held in 2016
						Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	7.4
On the proposal of the Board of Directors, assisted for this purpose by the Nomination and Remuneration Committee, re-appointment of Mr Eddy Duquenne as director of the Company, for a period running from 18 May 2012 to the end of the annual meeting to be held in 2016
						Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	7.5
On the proposal of the Board of Directors, assisted for this purpose by the Nomination and Remuneration Committee, re-appointment of Mr Joost Bert as director of the Company, for a period running from 18 May 2012 to the end of the annual meeting to be held in 2016.
						Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	8	Determination of the remuneration of the Board of Directors	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	9	Examination and approval of the Remuneration report, as included in the reports of the Board of Directors on the unconsolidated and consolidated annual accounts	Management	Against	Against
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	10	Attribution of rights in accordance with Article 556 of the Companies Code	Management	For	For
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	5439524 - 5456385 - B28JS53	18-May-2012	11	Delegation of powers	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	1	To receive the Companys Annual Report and Accounts for the 52 week period ended 30 December 2011, together with the reports of the directors and auditors	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	2	To approve the Directors' Remuneration Report for the 52 week period ended 30 December 2011, as set out in the Company's Annual Report	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	3	To re-elect Mr Joep van Beurden as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	4	To re-elect Mr Kanwar Chadha as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	5	To re-elect Mr Will Gardiner as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	6	To re-elect Mr Chris Ladas as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	7	To re-elect Mr Andrew Allner as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	8	To re-elect Mr Anthony Carlisle as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	9	To re-elect Mr Sergio Giacoletto-Roggio as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	10	To re-elect Mr Ron Mackintosh as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	11	To re-elect Ms Teresa Vega, as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	12	To elect Dr Levy Gerzberg, who has been appointed as a director of the Company since the last annual general meeting, as a director of the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	13	To re-appoint Deloitte LLP as auditors of the Company to hold office until the conclusion of the next general meeting at which audited accounts are laid before the Company	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	14	To authorise the directors to determine the remuneration of the auditors	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	15
To authorise the payment of a final dividend on the Company's ordinary shares of USD 0.071 per share for the 52 weeks ended 30 December 2011 on 1 June 2012 to shareholders on the register at the close of business on 11 May 2012
						Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	16
That, the CSR plc Global Employee Share Purchase Plan (the "GSPP"), a summary of which is set out in the explanatory notes to resolution 16, be and is hereby approved and that the Board be and is hereby authorised to do all acts and things necessary to establish and carry the GSPP into effect
						Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	17
That the amended and restated CSR plc Employee Share Purchase Plan (the "ESPP"), a summary of which is set out in the explanatory notes to resolution 17, be and is hereby approved and that the Board be and is hereby authorised to do all acts and things necessary to establish and carry the ESPP into effect
						Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	18
That, in accordance with sections 366 and 367 of the Companies Act 2006, the Company and all companies that are subsidiaries of the Company at any time during the period for which the resolution has effect, be and are hereby authorised, in aggregate, during the period beginning with the date of the passing of this resolution and ending on the conclusion of the annual general meeting of the Company in 2013 (unless such authority is previously renewed, varied or revoked by the Company in a general meeting), to:(i) make political donations to political parties and/or independent election candidates not exceeding GBP 12,500 in total; (ii) make political donations to political organisations other than political parties not exceeding GBP 12,500 in total; and (iii) incur political expenditure not exceeding GBP 12,500 CONTD
						Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	CONT
CONTD in total. For the purposes of this resolution the terms 'political-donation', 'political parties', 'independent election candidates', 'political-organisations' and 'political expenditure' shall have the meanings given by-sections 363 to 365 of the Companies Act 2006
						Non-Voting
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	19
That the Board be generally and unconditionally authorised to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company: (A) up to a nominal amount of GBP 66,560 (such amount to be reduced by the nominal amount allotted or granted under paragraph (B) below in excess of such sum); and (B) comprising equity securities (as defined in section 560(1) of the Companies Act 2006) up to a nominal amount of GBP 133,120 (such amount to be reduced by any allotments or grants made under paragraph (A) above) in connection with an offer by way of a rights issue: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities as required by the rights of those securities or as the Board CONTD
						Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	CONT
CONTD otherwise considers necessary, and so that the Board may impose any-limits or restrictions and make any arrangements which it considers necessary-or appropriate to deal with treasury shares, fractional entitlements, record-dates, legal, regulatory or practical problems in, or under the laws of, any-territory or any other matter, such authorities to apply until the end of-next year's annual general meeting (or, if earlier, until the close of-business on 23 August 2013) but, in each case, during this period the Company-may make offers and enter into agreements which would, or might, require-shares to be allotted or rights to subscribe for or convert securities into-shares to be granted after the authority ends and the Board may allot shares-or grant rights to subscribe for or convert securities into CONTD
						Non-Voting
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	CONT	CONTD shares under any such offer or agreement as if the authority had not-ended	Non-Voting
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	20
That, if Resolution 19 is passed, the Board be given power to allot equity securities (as defined in the Companies Act 2006) for cash under the authority given by that resolution and/or to sell ordinary shares held by the Company as treasury shares for cash as if section 561 of the Companies Act 2006 did not apply to any such allotment or sale, such power to be limited: (A) to the allotment of equity securities and sale of treasury shares for cash in connection with an offer of, or invitation to apply for, equity securities (but in the case of the authority granted under Resolution 19(B), by way of a rights issue only): (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or as CONTD
						Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	CONT
CONTD the Board otherwise considers necessary, and so that the Board may-impose any limits or restrictions and make any arrangements which it-considers necessary or appropriate to deal with treasury shares, fractional-entitlements, record dates, legal, regulatory or practical problems in, or-under the laws of, any territory or any other matter; and (B) in the case of-the authority granted under Resolution 19(A) and/or in the case of any sale-of treasury shares for cash, to the allotment (otherwise than under-Resolution 20(A) above) of equity securities or sale of treasury shares up to-a nominal amount of GBP 9,985, such power to apply until the end of next-year's annual general meeting (or, if earlier, until the close of business on-23 August 2013) but in each case, during this period the Company may make-offers, and CONTD
						Non-Voting
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	CONT
CONTD enter into agreements which would, or might, require equity securities-to be allotted (and treasury shares to be sold) after the power ends and the-Board may allot equity securities (and sell treasury shares) under any such-offer or agreement as if the power had not ended
						Non-Voting
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	21
That the Company be authorised for the purposes of section 701 of the Companies Act 2006 to make one or more market purchases (as defined in section 693(4) of the Companies Act 2006) of its ordinary shares of 0.1 p each, such power to be limited: (A) to a maximum number of 19,970,600 ordinary shares (10% of the Company's issued share capital); (B) by the condition that the minimum price (exclusive of expenses) which may be paid for any ordinary share is 0.1 p; (C) by the condition that the maximum price (exclusive of expenses) which may be paid for any ordinary share is the highest of: (i) an amount equal to 5% above the average middle market quotation of an ordinary share of the Company for the five business days immediately preceding the day on which that ordinary share is contracted to be purchased; and (ii) the CONTD
						Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	CONT
CONTD higher of the price of the last independent trade and the highest-current independent bid on the trading venues where the purchase is carried-out; such authority to apply until the end of next year's annual general-meeting (or, if earlier, at the close of business on 23 August 2013) but in-each case so that the Company may, before such authority expires, enter into-a contract to purchase ordinary shares which will or may be completed or-executed wholly or partly after this authority expires and the Company may-purchase ordinary shares pursuant to any such contract as if the authority-had not expired
						Non-Voting
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012	22	That a general meeting other than an annual general meeting may be called on not less than 14 clear days' notice	Management	For	For
CSR PLC, CAMBRIDGE	CSR LN	3414738 - B02S7J9 - B0660P6	23-May-2012
PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN THE TEXT OF THE RES-OLUTION 15.IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS P-ROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
						Non-Voting
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/2012/0412/LTN20120412377.pdf	Non-Voting
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	1	To receive and consider the audited consolidated financial statements and the reports of the directors and auditors for the year ended 31 December 2011	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	2	To declare a final dividend of HK8 cents per ordinary share for the year ended 31 December 2011	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	3.a	To re-elect Mr. Chan Hoi Chau as director of the Company	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	3.b	To re-elect Mr. Mao Xiangqian as director of the Company	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	3.c	To re-elect Ms. Liu Li as director of the Company	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	3.d	To re-elect Dr. Chan Po Fun Peter as director of the Company	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	3.e	To re-elect Mr. Ng Yat Cheung as director of the Company	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	3.f	To authorise the board of directors to fix the remuneration of the directors	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	4	To re-appoint KPMG as the Auditors of the Company and to authorise the board of directors to fix their remuneration	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	5.A	To grant a general mandate to the directors to issue, allot and deal with additional shares of the Company not exceeding 20% of the aggregated nominal amount of the issued share capital of the Company	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	5.B	To grant a general mandate to the directors to repurchase the shares of the Company not exceeding 10% of the aggregated nominal amount of the issued share capital of the Company	Management	For	For
VST HOLDINGS LTD	856 HK	6527031 - B1HJSH9	24-May-2012	5.C	To extend the general mandate granted to the directors to issue and allot the shares repurchased by the Company under the mandate referred to item 5B above	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/2012/0413/LTN20120413584.pdf	Non-Voting
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	1
To approve and confirm the proposed amendments to the Decision Making Principles on Connected Transactions (details of which will be set out in the appendix to the circular to be despatched to the shareholders (the "Shareholders") of the Company on or before 27 April 2012), and the authorization to any one Director (the "Director(s)") of the Company to modify the wordings of such amendments as appropriate (such amendments will not be required to be approved by the Shareholders) and execute all such documents and/or do all such acts as the Directors may, in their absolute discretion, deem necessary or expedient and in the interest of the Company in order to effect the proposed amendments and/or to comply with the changes in the PRC laws and regulations, and satisfy the requirements (if any) of the relevant PRC authorities CONTD
						Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	CONT	CONTD and to deal with other related issues arising from the amendments to-the Decision Making Principles on Connected Transactions	Non-Voting
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	2
To approve and confirm the proposed amendments to the Administrative Measures for External Investment (details of which will be set out in the appendix to the circular to be despatched to the Shareholders on or before 27 April 2012), and the authorization to any one Director to modify the wordings of such amendments as appropriate (such amendments will not be required to be approved by the Shareholders) and execute all such documents and/or do all such acts as the Directors may, in their absolute discretion, deem necessary or expedient and in the interest of the Company in order to effect the proposed amendments and/or to comply with the changes in the PRC laws and regulations, and satisfy the requirements (if any) of the relevant PRC authorities, and to deal with other related issues arising from the amendments to the CONTD
						Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	CONT	CONTD Administrative Measures for External Investment	Non-Voting
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	3
To approve and confirm the proposed amendments to the Administrative Measures for Fund Transfers with Connected Persons and External Guarantees (details of which will be set out in the appendix to the circular to be despatched to the Shareholders on or before 27 April 2012), and the authorization to any one Director to modify the wordings of such amendments as appropriate (such amendments will not be required to be approved by the Shareholders) and execute all such documents and/or do all such acts as the Directors may, in their absolute discretion, deem necessary or expedient and in the interest of the Company in order to effect the proposed amendments and/or to comply with the changes in the PRC laws and regulations, and satisfy the requirements (if any) of the relevant PRC authorities, and to deal with other related CONTD
						Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	CONT	CONTD issues arising from the amendments to the Administrative Measures for-Fund Transfers with Connected Persons and External Guarantees	Non-Voting
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	4	To consider and approve the proposed profit appropriation and dividend distribution plan of the Company for the year ended 31 December 2011	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	5	To consider and approve the financial budget implementation report of the Company for the year 2011	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	6	To consider and approve the audited financial report of the Company for the year ended 31 December 2011	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	7	To consider and approve the work report of the board (the "Board") of Directors of the Company for the year ended 31 December 2011	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	8	To consider and approve the work report of the supervisory committee of the Company for the year ended 31 December 2011	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	9	To consider and approve the duty performance report of independent non-executive Directors for the year 2011	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	10	To consider and approve the Company's financial budget proposal for the year of 2012	Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	11
To consider and approve the re-appointment of Ernst & Young Certified Public Accountants as the international auditor of the Company for the year 2012 and to authorize the Board to fix the remuneration of the international auditor of the Company
						Management	For	For
SICHUAN EXPRESSWAY CO LTD	107 HK	5985566 - 6055877 - B01XT44	29-May-2012	12
To consider and approve the re-appointment of Shinewing Certified Public Accountants as the PRC auditor of the Company for the year 2012 and to authorize the Board to fix the remuneration of the PRC auditor of the Company
						Management	For	For
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	CMMT
PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH THE CLIENTS-INSTRUCTIONS. HOWEVER, IF THE VOTING AT THE SHAREHOLDERS MEETING IS DONE BY-ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN RESPECT OF THE-RELEVANT PROPOSAL. THANK YOU
						Non-Voting
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	A.1	The 2011 business operations	Non-Voting
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	A.2	The 2011 audited reports	Non-Voting
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	B.1	The 2011 business reports and financial statements	Management	For	For
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	B.2	The 2011 profit distribution. proposed cash dividend: TWD2.12 per share	Management	For	For
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	B.3	The 2011 cash distribution from capital reserves. cash distribution: TWD0.18 per share	Management	For	For
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	B.4	The revision to the articles of incorporation	Management	For	For
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	B.5	The revision to the procedures of asset acquisition or disposal	Management	For	For
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	B.6	The proposal to release non-competition restriction on the directors	Management	For	For
HOLTEK SEMICONDUCTOR INC	6202 TT	6548980 - B06PBC7	12-Jun-2012	B.7	Extraordinary motions	Management	Abstain	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	18-Jun-2012	1	To approve the disposal of IFG International	Management	For	For
DAIICHIKOSHO CO.,LTD.	7458 JP	6253132 - B3BGZD5	22-Jun-2012	1	Approve Appropriation of Surplus	Management	For	For
DAIICHIKOSHO CO.,LTD.	7458 JP	6253132 - B3BGZD5	22-Jun-2012	2	Amend Articles to: Streamline Business Lines	Management	For	For
DAIICHIKOSHO CO.,LTD.	7458 JP	6253132 - B3BGZD5	22-Jun-2012	3.1	Appoint a Corporate Auditor	Management	For	For
DAIICHIKOSHO CO.,LTD.	7458 JP	6253132 - B3BGZD5	22-Jun-2012	3.2	Appoint a Corporate Auditor	Management	For	For
DAIICHIKOSHO CO.,LTD.	7458 JP	6253132 - B3BGZD5	22-Jun-2012	4	Approve Provision of Retirement Allowance for Directors and Corporate Auditors	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012		Please reference meeting materials.	Non-Voting
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	1	Approve Appropriation of Surplus	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	2	Amend Articles to: Increase Auditors Board Size to 5	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.1	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.2	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.3	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.4	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.5	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.6	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.7	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.8	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.9	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.10	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	3.11	Appoint a Director	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	4.1	Appoint a Corporate Auditor	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	4.2	Appoint a Corporate Auditor	Management	For	For
NICHIREI CORPORATION	2871 JP	5809042 - 6640864 - B3BJ675	26-Jun-2012	5	Amend the Compensation to be received by Corporate Auditors	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	1	To receive and consider the Report of the Directors, Financial Statements and the Independent Auditor's Report thereon for the year ended 31 December 2011	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	2	To declare the dividend recommended by the Directors	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	3	To elect as a Director Evelyn Bourke who was co-opted on 25 August 2011 and so retires in accordance with the Company's Articles of Association	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	4	To elect as a Director Robin Phipps who was co-opted on 23 March 2012 and so retires in accordance with the Company's Articles of Association	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	5	To re-elect as a Director Patrick Joseph Moran who retires in accordance with best practice under the Combined Code on Corporate Governance	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	6	To re-elect as a Director Mark Bourke who retires in accordance with best practice under the Combined Code on Corporate Governance	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	7	To authorise the Directors to agree the remuneration of the auditors	Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	8
That the Directors of the Company be and they are generally and unconditionally authorised to exercise all powers of the Company to allot relevant securities (within the meaning of Section 20 of the Companies (Amendment) Act, 1983) up to an aggregate nominal amount not exceeding the present authorised but unissued capital of the Company; provided that this authority shall expire at the conclusion of the next Annual General Meeting of the Company after the passing of this Resolution or 30 September 2013 (if earlier) unless previously renewed, varied or revoked by the Company, save that the Company may before such expiry make an offer or agreement which would or might require relevant securities to be allotted after such expiry and the Directors may allot relevant securities pursuant to such an offer or agreement as if the CONTD
						Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	CONT	CONTD authority conferred hereby had not expired	Non-Voting
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	9
That the Directors be and they are hereby empowered pursuant to Section 23 and Section 24 (1) of the Companies (Amendment) Act, 1983 to allot equity securities (within the meaning of Section 23 of the said Act) for cash pursuant to the authority conferred by Resolution 8 above as if Section 23 (1) of the Companies (Amendment) Act, 1983 did not apply to such allotment provided that this power shall be limited; i) to the allotment of equity securities in connection with a rights issue in favour of shareholders where the equity securities respectively attributable to the interests of all shareholders are proportionate (as nearly as may be) to the respective number of Ordinary Shares held by them; and ii) to the allotment (otherwise than pursuant to sub-paragraph i above) of equity securities up to an aggregate nominal value CONTD
						Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	CONT
CONTD of EUR 1,508,649 representing ten per cent of the issued share capital-of the Company at 31 December 2011. The power hereby conferred shall expire-at the conclusion of the next Annual General Meeting of the Company after the-passing of this Resolution or 30 September 2013 (if earlier) unless such-power shall be renewed in accordance with and subject to the provisions of-the said Section 24 save that the Company may before such expiry make an-offer or agreement which would or might require equity securities to be-allotted after such expiry and the directors may allot equity securities-pursuant to such an offer or agreement as if the authority conferred hereby-had not expired
						Non-Voting
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	10
That the Company be and is hereby generally and unconditionally authorised to make one or more market purchases (within the meaning of Section 212 of the Companies Act, 1990) on The London Stock Exchange and / or The Irish Stock Exchange of Ordinary Shares of EUR 0.12 each in the capital of the Company ("Ordinary Shares") provided that: a. the maximum aggregate number of Ordinary Shares hereby authorised to be purchased is 12,572,079 (representing ten per cent of the issued ordinary share capital at 31 December 2011); b. the minimum price (exclusive of expenses) which may be paid for an Ordinary Share is EUR 0.12 being the nominal value of an Ordinary Share; c. the maximum price (exclusive of expenses) which may be paid for an Ordinary Share is not more than five per cent above the average of the bid and offer price for CONTD
						Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	CONT
CONTD an Ordinary Share for the ten business days immediately preceding the-day on which the Ordinary Shares are purchased; d. unless previously revoked-or varied, the authority hereby conferred shall expire at the close of-business on 31 December 2013; and e. the Company may make a contract or-contracts to purchase Ordinary Shares under the authority hereby conferred-prior to the expiry of such authority which will or may be executed wholly or-partly after the expiry of such authority and may make a purchase of Ordinary-Shares in pursuance of such a contract or contracts, notwithstanding that-this authority has otherwise expired
						Non-Voting
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	11
That for the purposes of Section 209 of the Companies Act, 1990, the re issue price range at which any Treasury Shares (as defined by the said Section 209) for the time being held by the Company may be re-issued off-market shall be as follows: a the maximum price at which a Treasury Share may be re-issued off-market, shall not be more than five per cent above the average of the bid and offer price for an Ordinary Share for the ten business days immediately preceding the day on which the Treasury Share is reissued and b the minimum price at which a Treasury Share may be re-issued off-market shall not be less than ten per cent below the average of the bid and offer price for an Ordinary Share for the ten business days immediately preceding the day on which the Treasury Share is re-issued. Unless previously revoked or varied, CONTD
						Management	For	For
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	CONT	CONTD the authority hereby conferred shall expire at the close of business on-31 December 2013	Non-Voting
IFG GROUP PLC	IFP ID	0232524 - 4006316 - 4373355 - B1G5DT5	27-Jun-2012	12
That, in accordance with the Shareholder Rights (Directive 2007/36/EC) Regulations 2009, the provisions of Article 59 of the Articles of Association of the Company allowing for the convening of an Extraordinary General Meeting of the Company on giving 14 days' notice in writing at the least (where such meeting is not an Annual General Meeting or a general meeting for the passing of a Special Resolution) shall continue to be effective"
						Management	For	For
CHUGOKU MARINE PAINTS,LTD.	4617 JP	6196000 - B08K3Q8	27-Jun-2012	1	Approve Appropriation of Surplus	Management	For	For
CHUGOKU MARINE PAINTS,LTD.	4617 JP	6196000 - B08K3Q8	27-Jun-2012	2.1	Appoint a Corporate Auditor	Management	For	For
CHUGOKU MARINE PAINTS,LTD.	4617 JP	6196000 - B08K3Q8	27-Jun-2012	2.2	Appoint a Corporate Auditor	Management	For	For
CHUGOKU MARINE PAINTS,LTD.	4617 JP	6196000 - B08K3Q8	27-Jun-2012	3	Appoint a Substitute Corporate Auditor	Management	For	For
CHUGOKU MARINE PAINTS,LTD.	4617 JP	6196000 - B08K3Q8	27-Jun-2012	4	Approve Extension of Anti-Takeover Defense Measures	Management	Against	Against
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	1	Approve Appropriation of Surplus	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.1	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.2	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.3	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.4	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.5	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.6	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.7	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	2.8	Appoint a Director	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	3.1	Appoint a Corporate Auditor	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	3.2	Appoint a Corporate Auditor	Management	For	For
DAICEL CORPORATION	4202 JP	6250542 - B3KYY11	27-Jun-2012	4	Appoint a Substitute Corporate Auditor	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	1	Approve Appropriation of Surplus	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.1	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.2	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.3	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.4	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.5	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.6	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.7	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	2.8	Appoint a Director	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	3.1	Appoint a Corporate Auditor	Management	For	For
UNIPRES CORPORATION	5949 JP	6985695 - B02NJW1	27-Jun-2012	3.2	Appoint a Corporate Auditor	Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	1
To receive, consider and adopt the Bank's Audited Balance Sheet as at 31st March, 2012 and the Profit & Loss Account for the year ended on that date together with the reports of the Board of Directors and Auditors thereon
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	2	To declare a dividend	Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	3
To appoint Statutory Central Auditors for the year 2012-13 and to authorize the Board to fix their remuneration. The present Statutory Central Auditors, M/s. S. R. Batliboi & Associates, Chartered Accountants, Chennai, vacate office at this Annual General Meeting. They are eligible for re-appointment subject to RBI approval and they have given their consent for the Same
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	4
To appoint a Director in the place of Sri Paul Chalissery (Director in the Majority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	5
To appoint a Director in the place of Dr. N. J. Kurian (Director in the Majority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	6
Resolved that in terms of Sec. 228 of the Companies Act 1956, the Board of Directors be and is hereby authorised to appoint from time to time in consultation with the Bank's Statutory Central Auditors, one or more persons qualified for appointment as branch auditors to audit the accounts for the financial year 2012-13, of such of the branch offices of the Bank as are not proposed to be audited by the Bank's Statutory Central Auditors on such remuneration and subject to such terms and conditions as may be fixed by the Board of Directors
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	7
Resolved that pursuant to the provisions of Section 81 and all other applicable provisions, if any, of the Companies Act,1956, Banking Regulation Act, 1949, Foreign Exchange Management Act, 1999 ("FEMA"), as amended, including the Foreign Exchange Management (Transfer or Issue of Security by a Person Resident Outside India) Regulations 2000, the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993, SEBI (Issue of Capital and Disclosure Requirements) Regulations 2009 (the "SEBI ICDR Regulations"), applicable listing agreements and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Bank and subject to all necessary approvals, consents, permissions and / or sanctions of the Ministry of Finance (Department of Economic CONTD
						Management	For	For
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD Affairs) and of Ministry of Industry (Foreign Investment Promotion-Board/Secretariat for Industrial Assistance) Government of India (GOI),-Reserve Bank of India (RBI), Securities and Exchange Board of India (SEBI),-Stock Exchanges (SEs), financial institutions, lenders and all other-appropriate and/or relevant / concerned authorities in India and other-applicable countries (herein after referred to as the "Requisite Approvals")-and subject to such conditions and modifications as may be prescribed by any-of them while granting any such approvals and sanctions and which may be-agreed to by the Board of Directors of the Bank (the "Board") (which term-shall be deemed to include any Committee which the Board may have constituted-or hereafter may constitute for exercising the powers conferred on the Board-under this CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD resolution), the consent, authority and approval of the Bank, be and is-hereby accorded to the Board to offer, issue and allot from time to time in-one or more tranches with or without a green shoe option, by way of a rights-issue to the existing members of the Bank whether resident or non-resident or-rights -cum-public issue or public issue or Qualified Institutional Placement-(QIP) in Indian and/or International markets further equity shares and/or-securities convertible into equity shares and/or Global Depository Shares-(GDSs)/ Global Depository Receipts (GDRs) / American Depository Receipts-(ADRs) / Foreign Currency Convertible Bonds (FCCBs) representing Equity-Shares and/ or Debentures or Bonds convertible into equity shares whether-fully or partly and whether compulsorily or at the option of the Bank or the-CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD holders thereof and/or any security linked to equity shares and/or all-or any of the aforesaid securities with or without detachable or-non-detachable warrants, (hereinafter collectively referred to as the-"Securities") to resident Indian individuals, bodies corporate, societies,-trusts, non-residents, Qualified Institutional Buyers (QIBs), stabilisation-agents, foreign investors (whether institutions and/or incorporated bodies-and/or individuals and/or trusts and/or otherwise), Foreign Institutional-Investors (FIIs), Foreign Corporate Bodies (FCBs)/Companies/Mutual funds/-Pension Funds/ Venture Capital Funds/ Banks, whether Indian or foreign and-such other persons or entities, whether or not such investors are members of-the Bank, to all or any of them, for amount in nominal value not exceeding in-the aggregate INR 20 CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD crores (Rupees Twenty crore only) or its equivalent amount in such-foreign currencies as may be necessary with any premium and Green Shoe Option-attached thereto, in one or more tranches, as may be deemed appropriate by-the Board or Committee of Directors in such form and manner and on such terms-and conditions like price or prices, premium, interest or additional-interest, number of securities to be issued, face value, number of equity-shares to be allotted on conversion/redemption/extinguishment of debt(s),-rights attached to the warrants, period of conversion, fixing of record date-or book closure and all other connected matters". "resolved further that the-securities issued in foreign markets shall be deemed to have been made abroad-and/or in the market and/ or at the place of issue of the Securities in the-CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD international market and may be governed by applicable foreign laws".-resolved further that in case of issue and allotment of Securities by way of-Qualified Institutions Placement ("QIP") to Qualified Institutional Buyers-("QIBs") in terms of Chapter VIII of the SEBI ICDR Regulations: i. the-relevant date for the purpose of pricing of the Equity Shares to be issued,-if issued pursuant to Chapter VIII of the SEBI ICDR Regulations and/or other-applicable regulations, shall be the date of the meeting in which the Board-or Committee of Directors duly authorized by the Board decides to open the-proposed issue of Equity Shares, subsequent to the receipt of members'-approval in terms of Section 81 (1A) and other applicable laws, rules,-regulations and guidelines in relation to the proposed issue of the Equity-Shares; ii. CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD the issue and allotment of Equity Shares shall be made only to QIBs-within the meaning of SEBI Regulations, such Equity Shares shall be fully-paid-up on its allotment, which shall be completed within 12 months from the-date of this resolution approving the proposed issue or such other time as-may allowed by the SEBI Regulations, from time to time; iii. the allotment to-each Qualified Institutional Buyer (QIB) in the proposed QIP issue will not-exceed 5% of the post issue paid-up capital of the Bank. iv. The Equity-Shares shall not be eligible to be sold for a period of 1 year from the date-of allotment, except on a recognized stock exchange, except as may be-permitted from time to time by the SEBI Regulations; v. The total amount-raised in such manner should not, together with the over allotment option-exceed five CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD times the net worth of the Bank as per the audited Balance Sheet of the-previous financial year''. ''resolved further that without prejudice to the-generality of the above and subject to applicable laws and subject to-Requisite Approvals including any conditions as may be prescribed while-granting such approval or permissions by such governmental authority or-regulatory institution, the aforesaid Securities may have such features and-attributes or any terms or combination of terms that provide for the-tradability and free transferability thereof in accordance with the-prevailing practices in the capital markets including but not limited to the-terms and conditions for issue of additional Securities.'' ''resolved further-that for the purpose of giving effect to the foregoing and without being-required to seek any CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD further consent or approval of the members of the Bank, the members-shall be deemed to have given their approval thereto expressly by the-authority of this resolution to the Board or Committee of Directors and the-Board or Committee of Directors be and is hereby authorized for and on behalf-of the members of the Bank: a) to appoint, enter into and execute all such-agreements as the case may be with any lead managers, merchant bankers,-managers, underwriters, bankers, financial institutions, solicitors,-advisors, guarantors, depositories, registrars, transfer agents, custodians,-trustees, lawyers, chartered accountants, company secretaries, experts in-banking industry, consultants, book runners and such other intermediaries-("the Agencies") as may be necessary and to remunerate any of the agencies in-any manner CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD including payment of commission, brokerage or fee for their services or-otherwise and reimburse expenses that may be incurred by them in relation to-their services to the Bank b) To issue, directly or through any agency duly-authorised depository receipt(s) / certificates of shares or other securities-to afford a proper title to the holder thereof and to enable such holder to-trade in the securities or underlying securities as such person may require-to the extent lawfully permitted in India or in any other country where the-securities have been issued subject to statutory regulations in India or in-any other country and in accordance with the norms and practices prevailing-in India or any other country. c) To issue and allot such number of equity-shares as may be required to be issued and allotted upon conversion CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD of any Securities or as may be necessary in accordance with the terms-of the offering, all such further equity shares ranking pari passu with the-existing equity shares of the Bank in all respects except provided otherwise-under the terms of issue of such securities and in the offer document. d) to-approve offer document, circulars, notice and such other documents (including-amending, varying or modifying the same, as may be considered desirable or-expedient) as finalized in consultation with the lead managers, underwriters,-and/or advisors in accordance with applicable laws, rules, regulations and-guidelines and to take decisions to open the issue, decide bid opening and-closing date, the issue price, the number of Equity Shares to be allotted and-the basis of allotment of Shares; e) To dispose of the unsubscribed CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD portion of the shares or securities to such person(s) and in such-manner and on such terms as the Board may in its absolute discretion think-most beneficial to the Bank, including offering or placing them with resident-or nonresident/foreign investor(s) (whether institutions and/or incorporated-bodies and/or individuals and/ or trusts and/or otherwise) / Foreign-Institutional Investors (Flls) / Mutual Funds / Pension Funds / Venture-Capital Funds / banks and/or Employees and business associates of the Bank or-such other person(s) or entity(ies) or otherwise, whether or not such-investors are members of the Bank . f) To retain over subscription upto such-percentage as may be permitted by the applicable regulations and by relevant-authorities. g) To obtain listing of all or any of its new shares / existing-shares or CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD other securities in any stock exchange in India or elsewhere in the-world including the New York Stock Exchange, London Stock Exchange, Dubai-International Financial Exchange, Singapore Stock Exchange, Luxembourg Stock-Exchange, NASDAQ or any other Stock Exchanges subject to such statutory-compliances as may be necessary in India or in such other country and further-subject to such conditions as the stock exchanges may require. h) To do such-acts, deeds, matters and things as it/they may at its/their discretion deem-necessary or desirable for such purpose, including without limitation, if-required, filing a Registration Statement and other relevant documents with-United States Securities and Exchange Commission, or such other regulatory-authority as may be necessary for listing the Securities on the Luxembourg-CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD Stock Exchange or New York Stock Exchange ("NYSE") and/or NASDAQ or-such other international stock exchanges and the entering into of depository-arrangements in regard to any such issue or allotment. i) To agree to and-make and accept such conditions, modifications and alterations stipulated by-any of the relevant authorities while according approvals, consents or-permissions to the issue as may be considered necessary, proper and-expedient. j) To do all such acts, deeds, matters and things as the Board-may, in its absolute discretion, deem necessary or desirable for such-purpose, including without limitation, the determination of the terms-thereof, for entering into arrangements for managing, underwriting,-marketing, listing and trading, banking and custodian arrangements and to-sign all deeds, documents and CONTD
						Non-Voting
THE SOUTH INDIAN BANK LTD	SIB IN	6349967	28-Jun-2012	CONT
CONTD writings and to pay any fees, commissions, remuneration, expenses-relating thereto and with power on behalf of the Bank to settle all-questions, difficulties, doubts that may arise in regard to such offer(s) or-issue(s) or allotment(s), as it may, in its, absolute discretion, deem fit-and with power on behalf of the Bank to settle any questions, difficulties or-doubts that may arise in regard to any such issue(s) /offer(s) or-allotment(s) or otherwise. k) To delegate from time to time, all or any of-the powers conferred herein upon the Board or Committee of Directors or the-Director/s or any other Officer/s of the Bank
						Non-Voting
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012		Please reference meeting materials.	Non-Voting
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	1	Approve Appropriation of Surplus	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.1	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.2	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.3	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.4	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.5	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.6	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.7	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.8	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	2.9	Appoint a Director	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	3.1	Appoint a Corporate Auditor	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	3.2	Appoint a Corporate Auditor	Management	For	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.1	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.2	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.3	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.4	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.5	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.6	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.7	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	4.8	Shareholder Proposal: Appoint a Director	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	5.1	Shareholder Proposal: Appoint a Corporate Auditor	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	5.2	Shareholder Proposal: Appoint a Corporate Auditor	Shareholder	Against	For
ACCORDIA GOLF CO.,LTD.	2131 JP	B1FQWP8 - B1P3PS3 - B1WV8P8	28-Jun-2012	5.3	Shareholder Proposal: Appoint a Corporate Auditor	Shareholder	Against	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	1	Approve Appropriation of Surplus	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.1	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.2	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.3	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.4	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.5	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.6	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.7	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.8	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.9	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.10	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.11	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	2.12	Appoint a Director	Management	For	For
BML,INC.	4694 JP	5921753 - 6197876 - B3BGM90	28-Jun-2012	3	Appoint a Substitute Corporate Auditor	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds
       (Registrant)

By:              /s/ Willard L. Umphrey
Willard L. Umphrey, President

Date:              August 6, 2012